Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (95.75%)
Argentina (2.70%)
Globant SA(a)	72,801	$12,720,519

Bangladesh (0.72%)
Square Pharmaceuticals PLC	1,759,296	3,401,219

Brazil (10.32%)
CI&T, Inc., Class A(a)	310,514	1,850,663
Grupo Mateus SA(a)	3,511,300	5,925,493
Hypera SA	955,100	8,719,359
Locaweb Servicos de Internet SA(b)(c)	2,868,700	4,519,548
MercadoLibre, Inc.(a)	3,813	4,720,685
Pagseguro Digital, Ltd., Class A(a)	169,251	1,922,691
Patria Investments, Ltd., Class A	451,839	6,876,990
Pet Center Comercio e Participacoes SA	2,273,203	3,355,423
Raia Drogasil SA	897,208	5,521,280
XP, Inc., Class A(a)	192,402	5,196,778
		48,608,910

China (17.63%)
Adicon Holdings, Ltd.(a)	1,343,700	2,188,128
Aier Eye Hospital Group Co., Ltd.	1,223,800	3,447,034
Alibaba Group Holding, Ltd.(a)	216,000	2,700,381
ANTA Sports Products, Ltd.	554,600	6,492,580
Beijing Huafeng Test & Control Technology Co., Ltd.	54,400	1,201,150
China Yongda Automobiles Services Holdings, Ltd.	3,340,000	1,524,625
CSPC Pharmaceutical Group, Ltd.	3,028,720	2,520,406
Guangzhou Kingmed Diagnostics Group Co., Ltd.	370,547	3,733,079
Hangzhou Robam Appliances Co., Ltd., Class A	991,900	4,049,903
Hangzhou Tigermed Consulting Co., Ltd., Class A	256,134	2,465,739
JD.com, Inc., Class A	368,600	7,552,639
Li Ning Co., Ltd.	892,800	5,380,451
Man Wah Holdings, Ltd.	6,759,500	5,824,391
ManpowerGroup Greater China, Ltd.(c)	1,494,550	1,397,026
Shanghai Chicmax Cosmetic Co., Ltd.	706,300	2,173,537
Shanghai Hanbell Precise Machinery Co., Ltd.	1,169,800	4,226,290
		Value
	Shares	(Note 2)
China (continued)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	112,100	$4,642,894
Silergy Corp.	403,288	4,234,803
Suofeiya Home Collection Co., Ltd., Class A	1,369,759	3,676,073
TK Group Holdings, Ltd.	10,499,117	1,978,959
WuXi AppTec Co., Ltd., Class H(b)(c)	956,500	9,020,577
Wuxi Biologics Cayman, Inc.(a)(b)(c)	462,000	2,612,445
		83,043,110

Colombia (1.26%)
Parex Resources, Inc.	269,031	5,959,425

Greece (0.51%)
Sarantis SA	285,545	2,389,222

Hong Kong (2.80%)
Plover Bay Technologies, Ltd.(c)	9,628,000	3,036,952
Techtronic Industries Co., Ltd.	898,400	10,142,984
		13,179,936

India (15.65%)
Ajanta Pharma, Ltd.	329,542	6,800,087
AU Small Finance Bank, Ltd.(b)	270,705	2,402,152
Avenue Supermarts, Ltd.(a)(b)(c)	46,616	2,126,969
Bajaj Finance, Ltd.	44,611	3,959,619
Bata India, Ltd.	153,945	3,250,020
Cera Sanitaryware, Ltd.	41,843	3,851,980
City Union Bank, Ltd.	2,973,742	4,815,908
Computer Age Management Services, Ltd.	73,267	2,099,566
Gulf Oil Lubricants India, Ltd.	292,958	1,878,878
HCL Technologies, Ltd.	257,117	3,490,905
Home First Finance Co. India, Ltd.(b)(c)	226,876	2,400,095
IndiaMart InterMesh, Ltd.(b)(c)	185,944	7,036,363
Jyothy Labs, Ltd.	453,427	1,718,914
Kotak Mahindra Bank, Ltd.	267,892	6,046,960
Mankind Pharma, Ltd.(a)	130,182	2,758,397
Metropolis Healthcare, Ltd.(b)(c)	320,636	5,346,613
Motherson Sumi Wiring India, Ltd.	5,253,786	3,739,986
Page Industries, Ltd.	4,105	1,886,834
Polycab India, Ltd.	55,050	3,223,938
SJS Enterprises, Ltd.(a)	361,465	2,893,742
WNS Holdings, Ltd., ADR(a)	29,259	2,022,089
		73,750,015

Indonesia (5.28%)
Arwana Citramulia Tbk PT	41,025,200	2,298,826
Avia Avian Tbk PT	108,621,100	4,465,854
Bank Central Asia Tbk PT	3,440,521	2,081,880

		Value
	Shares	(Note 2)
Indonesia (continued)
Bank Tabungan Pensiunan Nasional Syariah	23,965,700	$3,385,076
Metrodata Electronics Tbk PT	100,348,900	3,427,035
Selamat Sempurna Tbk PT	40,185,800	5,329,682
Ultrajaya Milk Industry & Trading Co. Tbk PT	30,552,300	3,900,078
		24,888,431

Malaysia (0.50%)
MR DIY Group M Bhd(b)(c)	7,162,600	2,335,112

Mexico (5.81%)
Arca Continental SAB de CV	110,400	1,107,692
Bolsa Mexicana de Valores SAB de CV	1,696,800	3,597,277
Corp Inmobiliaria Vesta SAB de CV, ADR	46,987	1,704,219
GMexico Transportes SAB de CV(b)(c)	2,036,800	4,865,452
Grupo Aeroportuario del Centro Norte SAB de CV	587,600	6,623,791
Grupo Financiero Banorte SAB de CV, Class O	272,700	2,585,805
Regional SAB de CV	891,000	6,908,243
		27,392,479

Philippines (3.45%)
Century Pacific Food, Inc.	6,407,200	3,032,994
Concepcion Industrial Corp.	1,861,792	518,624
Philippine Seven Corp.(a)	640,550	997,124
Puregold Price Club, Inc.	6,467,600	3,414,846
Robinsons Land Corp.	8,763,000	2,393,172
Wilcon Depot, Inc.	14,126,800	5,877,057
		16,233,817

Poland (4.70%)
Auto Partner SA(c)	185,573	1,030,794
Dino Polska SA(a)(b)(c)	80,613	8,981,709
Inter Cars SA	55,190	8,817,945
LiveChat Software SA	90,164	3,326,860
		22,157,308

Singapore (1.16%)
iFAST Corp., Ltd.	723,300	3,078,682
Riverstone Holdings, Ltd.	5,069,200	2,382,591
		5,461,273

South Africa (1.59%)
Clicks Group, Ltd.	316,876	4,970,437
Italtile, Ltd.	3,636,472	2,521,409
		7,491,846

South Korea (3.76%)
Coupang, Inc.(a)	93,753	1,701,617
Eo Technics Co., Ltd.	32,340	4,059,467
Hyundai Ezwel Co., Ltd.	408,247	2,139,481
Koh Young Technology, Inc.	127,102	1,378,064
		Value
	Shares	(Note 2)
South Korea (continued)
LEENO Industrial, Inc.	41,704	$5,516,255
LG H&H Co., Ltd.	2,033	682,638
Tokai Carbon Korea Co., Ltd.	29,034	2,257,302
		17,734,824

Taiwan (9.44%)
91APP, Inc.	598,000	2,112,166
Acer E-Enabling Service Business, Inc.	186,000	2,189,872
Asia Vital Components Co., Ltd.(a)	227,000	2,325,872
ASPEED Technology, Inc.	25,000	1,845,576
Brighten Optix Corp.	217,000	1,391,358
FineTek Co., Ltd.	669,206	2,140,079
GEM Services, Inc./Tw	881,000	2,007,210
M3 Technology, Inc.	855,000	3,700,062
Poya International Co., Ltd.	1,603	26,119
Realtek Semiconductor Corp.	171,000	2,342,466
Sinbon Electronics Co., Ltd.	715,000	7,655,880
Sporton International, Inc.	1,021,805	7,819,649
Voltronic Power Technology Corp.	73,108	4,071,055
Wistron Information Technology & Services Corp.	970,248	4,847,149
		44,474,513

Thailand (1.50%)
Humanica PCL	8,383,900	2,424,880
Netbay PCL	2,801,100	1,751,263
TQM Alpha PCL	3,763,521	2,913,729
		7,089,872

United States (3.23%)
Bizlink Holding, Inc.	677,203	6,518,505
Frontage Holdings Corp.(a)(b)(c)	22,102,682	6,546,718
Genpact, Ltd.	59,905	2,161,971
		15,227,194

Vietnam (3.74%)
Asia Commercial Bank JSC	75,000	72,665
FPT Corp.	2,646,642	9,564,225
Vietnam Technological & Commercial Joint Stock Bank(a)	3,440,269	4,981,582
Vincom Retail JSC	2,386,220	2,986,867
		17,605,339

TOTAL COMMON STOCKS
(Cost $381,198,908)		451,144,364

Value
Shares	(Note 2)
Vietnam (continued)
TOTAL INVESTMENTS (95.75%)
(Cost $381,198,908)	$451,144,364

Other Assets In Excess Of Liabilities (4.25%)	20,018,286

NET ASSETS (100.00%)	$471,162,650

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $58,193,755, representing 12.35% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of these securities was $63,658,527, representing 13.51% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2023) (Unaudited)
Consumer	28.0%
Technology	19.8%
Industrials	16.0%
Financials	15.0%
Health Care	14.3%
Energy & Materials	2.7%
Cash, Cash Equivalents, & Other Net Assets	4.2%
Total	100%
Industry Composition (July 31, 2023) (Unaudited)
IT Services	8.3%
Banks	7.1%
Consumer Staples Distribution & Retail	6.8%
Semiconductors & Semiconductor Equipment	5.4%
Pharmaceuticals	5.1%
Life Sciences Tools & Services	4.3%
Capital Markets	4.1%
Professional Services	3.8%
Broadline Retail	3.6%
Textiles, Apparel & Luxury Goods	3.6%
Specialty Retail	3.5%
Machinery	3.5%
Electrical Equipment	3.4%
Electronic Equipment, Instruments & Components	3.1%
Health Care Providers & Services	3.1%
Household Durables	2.9%
Automobile Components	2.5%
Distributors	1.9%
Software	1.9%
Health Care Equipment & Supplies	1.8%
Trading Companies & Distributors	1.5%
Food Products	1.5%
Real Estate Management & Development	1.5%
Transportation Infrastructure	1.4%
Building Products	1.4%
Chemicals	1.4%
Oil, Gas & Consumable Fuels	1.3%
Personal Care Products	1.1%
Ground Transportation	1.0%
Other Industries (each less than 1%)	4.0%
Cash and Other Assets, Less Liabilities	4.2%
Total	100.0%

Grandeur Peak Global Contrarian Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (95.11%)
Australia (7.27%)
Atturra, Ltd.(a)	2,051,809	$1,309,290
Emeco Holdings, Ltd.	3,597,013	1,727,521
Fiducian Group, Ltd.	364,458	1,515,352
Kogan.com, Ltd.(a)	501,977	2,050,042
Lycopodium, Ltd.	88,285	596,568
PeopleIN, Ltd.	605,878	997,072
QANTM Intellectual Property, Ltd.	2,614,634	1,545,499
		9,741,344

Bangladesh (1.03%)
Square Pharmaceuticals PLC	715,482	1,383,230

Belgium (1.76%)
X-Fab Silicon Foundries SE(a)(b)(c)	195,040	2,363,211

Brazil (3.04%)
Hypera SA	115,000	1,049,865
Patria Investments, Ltd., Class A	150,093	2,284,416
XP, Inc., Class A(a)	27,189	734,375
		4,068,656

Britain (10.61%)
B&M European Value Retail SA	404,661	2,872,890
Endava PLC, ADR(a)	35,312	1,852,468
Foresight Group Holdings, Ltd.	234,417	1,444,029
FRP Advisory Group PLC	1,241,096	1,863,531
Hotel Chocolat Group PLC(a)	206,346	309,833
Manolete Partners PLC	171,578	407,360
Marlowe PLC(a)	50,000	364,472
Petershill Partners PLC(b)(c)	2,346,504	5,089,247
		14,203,830

Canada (2.14%)
BioSyent, Inc.	113,187	640,333
Converge Technology Solutions Corp.	545,779	1,316,177
Gildan Activewear, Inc.	29,170	907,187
		2,863,697

China (8.56%)
Alibaba Group Holding, Ltd.(a)	110,600	1,382,695
Chaoju Eye Care Holdings, Ltd.	2,250,500	1,497,659
China Yongda Automobiles Services Holdings, Ltd.	6,150,500	2,807,547
CSPC Pharmaceutical Group, Ltd.	1,150,300	957,244
		Value
	Shares	(Note 2)
China (continued)
ManpowerGroup Greater China, Ltd.(c)	382,100	$357,167
TK Group Holdings, Ltd.	8,707,283	1,641,219
Xin Point Holdings, Ltd.(c)	7,576,984	2,817,481
		11,461,012

Colombia (2.36%)
Canacol Energy, Ltd.	70,625	623,957
Parex Resources, Inc.	114,772	2,542,366
		3,166,323

France (1.54%)
Thermador Groupe	4,650	412,084
Virbac SA	5,347	1,646,135
		2,058,219

Germany (0.90%)
Friedrich Vorwerk Group SE	100,000	1,198,461

Greece (0.44%)
JUMBO SA	19,842	592,097

Hong Kong (3.30%)
Plover Bay Technologies, Ltd.(c)	13,996,539	4,414,916

India (4.15%)
City Union Bank, Ltd.	900,496	1,458,333
Gulf Oil Lubricants India, Ltd.	334,589	2,145,877
Time Technoplast, Ltd.	1,169,800	1,952,778
		5,556,988

Indonesia (1.53%)
Bank Tabungan Pensiunan Nasional Syariah	9,322,200	1,316,729
Selamat Sempurna Tbk PT	5,508,600	730,584
		2,047,313

Japan (8.97%)
Beenos, Inc.	180,000	2,459,635
Central Automotive Products, Ltd.	42,900	1,078,041
Gakujo Co., Ltd.	45,000	616,490
geechs, Inc.	121,300	601,960
MCJ Co., Ltd.	120,500	955,428
Medikit Co., Ltd.	128,600	2,282,466
Seria Co., Ltd.	60,000	1,006,291
System Information Co., Ltd.	86,700	446,709
System Support, Inc.	90,100	1,243,850
ULS Group, Inc.	5,900	157,179
YAMADA Consulting Group Co., Ltd.	102,700	1,159,359
		12,007,408

Netherlands (0.97%)
Flow Traders, Ltd.	59,842	1,302,115

		Value
	Shares	(Note 2)
Oman (0.85%)
Tethys Oil AB	226,248	$1,140,009

Philippines (1.01%)
AllHome Corp.	12,921,000	399,922
Concepcion Industrial Corp.	1,259,700	350,904
Pryce Corp.	6,013,600	602,181
		1,353,007

Poland (1.38%)
Auto Partner SA(c)	202,656	1,125,684
Inter Cars SA	4,500	718,984
		1,844,668

Singapore (3.70%)
Riverstone Holdings, Ltd.	10,534,575	4,951,389

South Korea (0.95%)
Eo Technics Co., Ltd.	4,801	602,644
MegaStudyEdu Co., Ltd.	17,400	670,254
		1,272,898

Sweden (0.91%)
KNOW IT AB	40,760	576,179
Rvrc Holding AB	200,000	645,995
		1,222,174

Taiwan (1.97%)
Acer E-Enabling Service Business, Inc.	1,000	11,774
FineTek Co., Ltd.	186,005	594,832
Fuzetec Technology Co., Ltd.	487,363	756,792
M3 Technology, Inc.	81,000	350,532
Sporton International, Inc.	120,750	924,073
		2,638,003

United States (22.49%)
Bank of NT Butterfield & Son, Ltd.	100,081	3,215,602
Barrett Business Services, Inc.	16,000	1,451,680
Bizlink Holding, Inc.	104,324	1,004,188
Bowman Consulting Group, Ltd.(a)	29,971	1,038,495
Enhabit, Inc.(a)	37,835	519,475
Esquire Financial Holdings, Inc.	28,575	1,427,178
Evercore, Inc., Class A	14,176	1,914,610
Figs, Inc., Class A(a)	73,148	538,369
Frontage Holdings Corp.(a)(b)(c)	4,749,000	1,406,633
Global Industrial Co.	38,049	1,084,397
GQG Partners, Inc.	1,650,371	1,795,858
Hackett Group, Inc.	86,290	2,006,243
Healthcare Services Group, Inc.	90,601	1,142,479
Littelfuse, Inc.	5,485	1,670,731
Ollie's Bargain Outlet Holdings, Inc.(a)	23,007	1,676,750
P10, Inc., Class A	86,768	1,028,201
		Value
	Shares	(Note 2)
United States (continued)
Perella Weinberg Partners	195,700	$1,933,515
Plumas Bancorp	70,025	2,533,504
Sprouts Farmers Market, Inc.(a)	33,793	1,326,375
Western Alliance Bancorp	26,730	1,388,624
		30,102,907

Vietnam (3.28%)
FPT Corp.	637,268	2,302,908
Vietnam Technological & Commercial Joint Stock Bank(a)	1,445,900	2,093,694
		4,396,602

TOTAL COMMON STOCKS
(Cost $120,097,155)		127,350,477

TOTAL INVESTMENTS (95.11%)
(Cost $120,097,155)		$127,350,477

Other Assets In Excess Of Liabilities (4.89%)		6,554,469

NET ASSETS (100.00%)		$133,904,946

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $8,859,091, representing 6.62% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of these securities was $17,574,339, representing 13.12% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2023) (Unaudited)
Financials	25.8%
Consumer	19.6%

Sector Composition (July 31, 2023) (Unaudited) (continued)
Technology	17.0%
Industrials	12.8%
Health Care	12.3%
Energy & Materials	7.6%
Cash, Cash Equivalents, & Other Net Assets	4.9%
Total	100%

Industry Composition (July 31, 2023) (Unaudited)
Capital Markets	15.8%
Banks	10.0%
Broadline Retail	8.6%
IT Services	7.9%
Professional Services	5.7%
Health Care Equipment & Supplies	5.5%
Oil, Gas & Consumable Fuels	4.6%
Pharmaceuticals	4.2%
Specialty Retail	4.2%
Communications Equipment	3.3%
Automobile Components	2.7%
Trading Companies & Distributors	2.4%
Semiconductors & Semiconductor Equipment	2.3%
Electronic Equipment, Instruments & Components	2.1%
Containers & Packaging	1.5%
Health Care Providers & Services	1.5%
Chemicals	1.5%
Distributors	1.3%
Construction & Engineering	1.2%
Machinery	1.2%
Textiles, Apparel & Luxury Goods	1.1%
Electrical Equipment	1.1%
Life Sciences Tools & Services	1.1%
Consumer Staples Distribution & Retail	1.0%
Other Industries (each less than 1%)	3.3%
Cash and Other Assets, Less Liabilities	4.9%
Total	100.0%

Grandeur Peak Global Explorer Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.65%)
Argentina (0.84%)
Globant SA(a)	620	$108,333

Australia (2.92%)
Atturra, Ltd.(a)	75,437	48,137
Domino's Pizza Enterprises, Ltd.	957	31,562
EQT Holdings, Ltd.	2,715	47,744
HUB24, Ltd.	1,672	31,604
Imdex, Ltd.	16,571	21,816
Johns Lyng Group, Ltd.	8,843	31,422
Kogan.com, Ltd.(a)	13,581	55,464
Netwealth Group, Ltd.	3,528	35,926
PeopleIN, Ltd.	27,292	44,913
QANTM Intellectual Property, Ltd.	48,896	28,902
		377,490

Belgium (1.31%)
Melexis NV	582	62,647
Warehouses De Pauw CVA	1,754	51,839
X-Fab Silicon Foundries SE(a)(b)(c)	4,483	54,319
		168,805

Brazil (2.54%)
CI&T, Inc., Class A(a)	1,866	11,121
Grupo Mateus SA(a)	19,000	32,063
Hypera SA	4,200	38,343
Locaweb Servicos de Internet SA(b)(c)	21,700	34,188
Patria Investments, Ltd., Class A	6,651	101,228
Pet Center Comercio e Participacoes SA	43,370	64,018
XP, Inc., Class A(a)	1,741	47,024
		327,985

Britain (10.90%)
AB Dynamics PLC	1,695	39,699
Abcam PLC, ADR(a)	798	18,705
Advanced Medical Solutions Group PLC	3,604	11,494
B&M European Value Retail SA	19,294	136,978
Big Technologies PLC(a)	5,807	19,600
CVS Group PLC	5,238	138,612
Diploma PLC	1,466	60,919
Elixirr International PLC	5,312	35,620
Endava PLC, ADR(a)	2,242	117,615
Ergomed PLC(a)	1,916	26,704
Foresight Group Holdings, Ltd.	7,371	45,406
FRP Advisory Group PLC	25,867	38,840
		Value
	Shares	(Note 2)
Britain (continued)
Halma PLC	1,588	$45,569
Hotel Chocolat Group PLC(a)	10,089	15,149
Impax Asset Management Group PLC	15,800	111,320
JTC PLC(b)(c)	11,287	104,293
Marlowe PLC(a)	8,129	59,256
Pensionbee Group PLC(a)	7,202	6,747
Petershill Partners PLC(b)(c)	10,035	21,765
Pets at Home Group PLC	12,639	63,648
SDI Group PLC(a)	10,246	17,751
Softcat PLC	4,678	90,053
St. James's Place PLC	3,295	39,749
Volution Group PLC	22,246	114,654
YouGov PLC	2,225	27,698
		1,407,844

Canada (1.21%)
Aritzia, Inc.(a)	1,334	25,382
Converge Technology Solutions Corp.	13,002	31,355
Docebo, Inc.(a)	905	34,823
Gildan Activewear, Inc.	939	29,203
Richelieu Hardware, Ltd.	1,078	35,987
		156,750

China (5.38%)
Adicon Holdings, Ltd.(a)	31,500	51,296
Aier Eye Hospital Group Co., Ltd.	6,700	18,872
Alibaba Group Holding, Ltd.(a)	2,200	27,504
Angelalign Technology, Inc.(b)(c)	2,500	25,180
ANTA Sports Products, Ltd.	2,200	25,755
Beijing Huafeng Test & Control Technology Co., Ltd.	842	18,591
Chaoju Eye Care Holdings, Ltd.	32,600	21,695
China Yongda Automobiles Services Holdings, Ltd.	23,400	10,682
CSPC Pharmaceutical Group, Ltd.	18,000	14,979
Guangzhou Kingmed Diagnostics Group Co., Ltd.	3,600	36,268
Hangzhou Robam Appliances Co., Ltd., Class A	8,831	36,057
Hangzhou Tigermed Consulting Co., Ltd., Class A	3,021	29,082
Li Ning Co., Ltd.	4,000	24,106
Man Wah Holdings, Ltd.	56,900	49,028
Shanghai Hanbell Precise Machinery Co., Ltd.	5,800	20,954
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,400	57,984
Silergy Corp.	7,000	73,505

		Value
	Shares	(Note 2)
China (continued)
Suofeiya Home Collection Co., Ltd., Class A	6,700	$17,981
TK Group Holdings, Ltd.	32,900	6,201
WuXi AppTec Co., Ltd., Class H(b)(c)	9,734	92,696
Wuxi Biologics Cayman, Inc.(a)(b)(c)	6,500	36,755
		695,171

Colombia (1.09%)
Canacol Energy, Ltd.	2,360	20,850
Parex Resources, Inc.	5,440	120,504
		141,354

Finland (1.07%)
Evli Oyj	938	20,214
Musti Group Oyj	5,037	98,802
Vaisala Oyj	469	19,002
		138,018

France (3.67%)
Alten SA	883	127,183
Antin Infrastructure Partners SA	3,050	54,762
Aubay	398	18,686
BioMerieux	302	32,395
Esker SA	139	23,093
Neurones	240	9,988
Thermador Groupe	482	42,715
Virbac SA	418	128,686
Wavestone	624	37,049
		474,557

Germany (2.79%)
AIXTRON SE	570	22,612
Atoss Software AG	177	43,009
Dermapharm Holding SE	2,240	109,352
Friedrich Vorwerk Group SE	643	7,706
Mensch und Maschine Software SE	783	46,403
Nagarro SE(a)	344	32,604
Nexus AG	1,243	79,405
QIAGEN NV(a)	417	19,524
		360,615

Hong Kong (0.70%)
Plover Bay Technologies, Ltd.(c)	106,861	33,707
Techtronic Industries Co., Ltd.	5,000	56,450
		90,157

India (4.14%)
Ajanta Pharma, Ltd.	2,822	58,232
AU Small Finance Bank, Ltd.(b)	2,529	22,442
Avenue Supermarts, Ltd.(a)(b)(c)	289	13,186
Bajaj Finance, Ltd.	227	20,148
Cera Sanitaryware, Ltd.	249	22,922
		Value
	Shares	(Note 2)
India (continued)
City Union Bank, Ltd.	36,278	$58,751
Computer Age Management Services, Ltd.	422	12,093
Gulf Oil Lubricants India, Ltd.	9,077	58,215
IndiaMart InterMesh, Ltd.(b)(c)	1,030	38,977
Kotak Mahindra Bank, Ltd.	3,363	75,911
Metropolis Healthcare, Ltd.(b)(c)	2,372	39,553
Motherson Sumi Wiring India, Ltd.	25,701	18,296
Polycab India, Ltd.	500	29,282
SJS Enterprises, Ltd.(a)	4,747	38,003
WNS Holdings, Ltd., ADR(a)	413	28,542
		534,553

Indonesia (1.56%)
Arwana Citramulia Tbk PT	677,300	37,952
Avia Avian Tbk PT	871,500	35,831
Bank Tabungan Pensiunan Nasional Syariah	123,800	17,486
Metrodata Electronics Tbk PT	336,400	11,488
Selamat Sempurna Tbk PT	566,500	75,133
Ultrajaya Milk Industry & Trading Co. Tbk PT	188,000	23,999
		201,889

Ireland (1.02%)
ICON PLC, ADR(a)	131	32,935
Keywords Studios PLC	3,027	68,449
Uniphar PLC	9,638	30,466
		131,850

Israel (0.69%)
Max Stock, Ltd.	9,493	20,868
Monday.com, Ltd.(a)	117	21,151
Wix.com, Ltd.(a)	504	47,537
		89,556

Italy (1.58%)
Interpump Group SpA	912	49,616
Recordati Industria Chimica e Farmaceutica SpA	1,817	93,797
Sesa SpA	515	60,362
		203,775

Japan (11.49%)
BayCurrent Consulting, Inc.	2,600	83,849
Beenos, Inc.	6,673	91,184
Bengo4.com, Inc.(a)	1,300	38,882
Carenet, Inc.	7,700	50,552
Central Automotive Products, Ltd.	1,300	32,668
Charm Care Corp.	6,700	64,473
Comture Corp.	1,200	17,039
Create SD Holdings Co., Ltd.	800	19,738
Creema, Ltd.(a)	3,600	10,400
CrowdWorks, Inc.(a)	1,200	10,890

		Value
	Shares	(Note 2)
Japan (continued)
Cyber Security Cloud, Inc.(a)	3,500	$68,270
Digital Arts, Inc.	600	23,702
eGuarantee, Inc.	3,800	56,279
eWeLL Co. Ltd/JP	600	19,801
FP Partner, Inc.	500	14,392
Freee KK(a)	600	13,201
Gakujo Co., Ltd.	1,700	23,290
GMO Payment Gateway, Inc.	100	7,616
Hennge KK(a)	5,000	31,034
M&A Capital Partners Co., Ltd.	2,300	47,143
M&A Research Institute Holdings, Inc.(a)	1,200	33,318
M3, Inc.	700	16,055
MarkLines Co., Ltd.	3,000	55,861
MCJ Co., Ltd.	1,700	13,479
Medikit Co., Ltd.	1,400	24,848
Meitec Corp.	2,400	43,651
MonotaRO Co., Ltd.	4,000	48,810
OBIC Business Consultants Co., Ltd.	900	37,768
Open Door, Inc.(a)	1,400	12,252
Prestige International, Inc.	5,300	21,608
SBI Global Asset Management Co., Ltd.	5,400	20,725
Seria Co., Ltd.	3,000	50,315
Shofu, Inc.	1,200	20,058
SMS Co., Ltd.	600	12,703
Sun*, Inc.(a)	7,300	56,906
Synchro Food Co., Ltd.(a)	7,400	37,607
System Information Co., Ltd.	3,600	18,548
System Support, Inc.	2,200	30,371
Syuppin Co., Ltd.	3,100	23,730
TechnoPro Holdings, Inc.	700	18,073
Tsuruha Holdings, Inc.	400	30,689
ULS Group, Inc.	1,500	39,961
User Local, Inc.	1,300	20,167
Visional, Inc.(a)	600	32,939
WDB coco Co., Ltd.	300	13,369
YAKUODO Holdings Co., Ltd.	1,500	26,654
		1,484,868

Luxembourg (0.12%)
Sword Group	316	14,766

Mexico (1.06%)
Bolsa Mexicana de Valores SAB de CV	10,300	21,836
Corp Inmobiliaria Vesta SAB de CV, ADR	550	19,949
GMexico Transportes SAB de CV(b)(c)	11,132	26,592
Grupo Aeroportuario del Centro Norte SAB de CV	2,151	24,247
Regional SAB de CV	5,750	44,582
		137,206
		Value
	Shares	(Note 2)
Netherlands (0.27%)
Alfen N.V.(a)(b)(c)	229	$15,893
Redcare Pharmacy NV(a)(b)(c)	162	18,809
		34,702

Norway (0.97%)
Bouvet ASA	7,352	45,193
Nordic Semiconductor ASA(a)	1,330	19,579
Self Storage Group ASA(a)	13,771	32,202
SmartCraft ASA(a)	13,607	27,926
		124,900

Philippines (0.75%)
Century Pacific Food, Inc.	56,600	26,793
Philippine Seven Corp.(a)	16,120	25,093
Puregold Price Club, Inc.	35,797	18,901
Wilcon Depot, Inc.	63,033	26,223
		97,010

Poland (1.18%)
Answear.com SA, Class A(a)	1,850	16,257
Auto Partner SA(c)	5,436	30,195
Dino Polska SA(a)(b)(c)	615	68,522
Inter Cars SA	233	37,227
		152,201

Singapore (0.57%)
iFAST Corp., Ltd.	5,800	24,687
Keppel DC REIT	12,000	19,763
Riverstone Holdings, Ltd.	61,445	28,880
		73,330

South Africa (0.20%)
Italtile, Ltd.	37,806	26,213

South Korea (1.25%)
Coupang, Inc.(a)	1,926	34,957
Hyundai Ezwel Co., Ltd.	6,797	35,621
LEENO Industrial, Inc.	283	37,433
MegaStudyEdu Co., Ltd.	484	18,644
Saramin Co., Ltd.	1,500	22,335
Tokai Carbon Korea Co., Ltd.	162	12,595
		161,585

Sweden (3.69%)
AddTech AB, Class B	1,653	30,810
Beijer Alma AB	1,919	35,112
Byggfakta Group Nordic Holdco AB(a)	4,150	13,050
EQT AB	2,050	48,960
KNOW IT AB	4,632	65,477
Lifco AB	2,069	41,728
Lyko Group AB, Class A(a)(c)	640	9,229
OX2 AB(a)	2,890	18,079
Sagax AB, Class B	2,361	52,462
Sdiptech AB, Class B(a)	2,578	71,170
SwedenCare AB	12,187	52,250

		Value
	Shares	(Note 2)
Sweden (continued)
Vitec Software Group AB, Class B	290	$16,516
Vitrolife AB	1,502	22,288
		477,131

Taiwan (2.65%)
Acer E-Enabling Service Business, Inc.	2,000	23,547
Brighten Optix Corp.	3,000	19,235
FineTek Co., Ltd.	6,660	21,298
Fuzetec Technology Co., Ltd.	11,000	17,081
M3 Technology, Inc.	4,000	17,310
Sinbon Electronics Co., Ltd.	7,000	74,953
Sporton International, Inc.	14,700	112,496
Voltronic Power Technology Corp.	1,000	55,686
		341,606

Thailand (0.60%)
Humanica PCL	144,600	41,823
Netbay PCL	15,500	9,690
TQM Alpha PCL	33,500	25,936
		77,449

United States (29.12%)
Alexandria Real Estate Equities, Inc.	304	38,207
Align Technology, Inc.(a)	120	45,347
Ares Management Corp., Class A	587	58,242
Ashtead Group PLC	729	53,907
Barrett Business Services, Inc.	465	42,189
BILL Holdings, Inc.(a)	238	29,831
Bizlink Holding, Inc.	8,283	79,733
Blue Owl Capital, Inc.	1,556	19,170
Bowman Consulting Group, Ltd.(a)	1,197	41,476
Cactus, Inc., Class A	374	18,992
Chewy, Inc., Class A(a)	611	20,713
Cloudflare, Inc., Class A(a)	533	36,654
Crowdstrike Holdings, Inc., Class A(a)	442	71,454
Datadog, Inc., Class A(a)	288	33,615
Dexcom, Inc.(a)	263	32,759
Digital Realty Trust, Inc.	240	29,909
DigitalOcean Holdings, Inc.(a)	1,665	82,451
Elastic NV(a)	1,038	68,975
Equinix, Inc.	36	29,157
Etsy, Inc.(a)	432	43,913
Evercore, Inc., Class A	335	45,245
Fastenal Co.	446	26,140
Five Below, Inc.(a)	175	36,459
Freshpet, Inc.(a)	567	41,697
Frontage Holdings Corp.(a)(b)(c)	369,700	109,504
Genpact, Ltd.	2,360	85,172
Gitlab, Inc., Class A(a)	378	18,760
Global Industrial Co.	2,754	78,489
		Value
	Shares	(Note 2)
United States (continued)
Goosehead Insurance, Inc., Class A	574	$38,383
GQG Partners, Inc.	64,344	70,016
Hackett Group, Inc.	2,553	59,357
HealthEquity, Inc.(a)	545	37,027
Houlihan Lokey, Inc.	549	54,818
HubSpot, Inc.(a)	47	27,286
I3 Verticals, Inc., Class A(a)	1,004	25,110
Insperity, Inc.	478	56,237
JFrog, Ltd.(a)	3,740	115,080
Joint Corp.(a)	1,224	16,524
Littelfuse, Inc.	295	89,857
Lululemon Athletica, Inc.(a)	95	35,960
MarketAxess Holdings, Inc.	127	34,191
MaxCyte, Inc.(a)	10,499	46,931
Medpace Holdings, Inc.(a)	264	66,837
Microchip Technology, Inc.	769	72,240
Moelis & Co., Class A	615	30,030
Monolithic Power Systems, Inc.	71	39,724
MSCI, Inc.	47	25,760
Neogen Corp.(a)	1,056	24,489
New Relic, Inc.(a)	425	35,691
NV5 Global, Inc.(a)	572	62,663
Ollie's Bargain Outlet Holdings, Inc.(a)	1,630	118,794
P10, Inc., Class A	9,190	108,902
PagerDuty, Inc.(a)	2,814	72,939
Paycom Software, Inc.	230	84,815
Paylocity Holding Corp.(a)	107	24,273
Perella Weinberg Partners	2,324	22,961
PJT Partners, Inc., Class A	1,302	103,262
Planet Fitness, Inc., Class A	392	26,476
Pool Corp.	124	47,708
Power Integrations, Inc.	203	19,719
Qualys, Inc.(a)	924	128,251
Rexford Industrial Realty, Inc.	781	43,025
Ross Stores, Inc.	293	33,590
Shoals Technologies Group, Inc., Class A(a)	1,872	48,597
Silicon Laboratories, Inc.(a)	268	39,970
SiTime Corp.(a)	148	19,093
Skechers USA, Inc., Class A, Class A(a)	425	23,622
Smartsheet, Inc., Class A(a)	1,291	57,320
Sprouts Farmers Market, Inc.(a)	897	35,207
Squarespace, Inc., Class A(a)	1,896	62,833
Terreno Realty Corp.	526	31,213
Texas Roadhouse, Inc.	229	25,545
TPG, Inc.	1,346	39,613
Tradeweb Markets, Inc.	720	58,889
TriMas Corp.	646	16,641
United Rentals, Inc.	56	26,022
WW Grainger, Inc.	53	39,140
Zscaler, Inc.(a)	129	20,689
		3,761,480

		Value
	Shares	(Note 2)
Vietnam (1.32%)
FPT Corp.	27,600	$99,739
Vietnam Technological & Commercial Joint Stock Bank(a)	49,000	70,953
		170,692

TOTAL COMMON STOCKS
(Cost $13,144,985)		12,743,841

TOTAL INVESTMENTS (98.65%)
(Cost $13,144,985)		$12,743,841

Other Assets In Excess Of Liabilities (1.35%)		174,818

NET ASSETS (100.00%)		$12,918,659

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $707,629, representing 5.48% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of these securities was $780,761, representing 6.04% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2023) (Unaudited)
Technology	28.3%
Industrials	18.3%
Financials	18.3%
Consumer	16.3%
Health Care	15.1%
Energy & Materials	2.3%
Cash, Cash Equivalents, & Other Net Assets	1.4%
Total	100%
Sector Composition (July 31, 2023) (Unaudited) (continued)

Industry Composition (Unaudited)
Capital Markets	12.2%
IT Services	11.4%
Software	8.7%
Professional Services	7.6%
Broadline Retail	4.3%
Specialty Retail	4.1%
Semiconductors & Semiconductor Equipment	3.9%
Trading Companies & Distributors	3.7%
Pharmaceuticals	3.7%
Life Sciences Tools & Services	3.6%
Health Care Providers & Services	3.5%
Health Care Equipment & Supplies	2.7%
Electronic Equipment, Instruments & Components	2.7%
Banks	2.2%
Consumer Staples Distribution & Retail	2.1%
Electrical Equipment	1.9%
Building Products	1.4%
Health Care Technology	1.3%
Automobile Components	1.3%
Machinery	1.3%
Oil, Gas & Consumable Fuels	1.2%
Textiles, Apparel & Luxury Goods	1.1%
Commercial Services & Supplies	1.1%
Distributors	1.0%
Interactive Media & Services	1.0%
Other Industries (each less than 1%)	9.6%
Cash and Other Assets, Less Liabilities	1.4%
Total	100.0%

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.13%)
Australia (9.61%)
Atturra, Ltd.(a)	765,242	$488,312
Australian Ethical Investment, Ltd.	44,054	122,507
EQT Holdings, Ltd.	14,557	255,986
Fiducian Group, Ltd.	208,133	865,380
Imdex, Ltd.	178,344	234,796
Kogan.com, Ltd.(a)	280,402	1,145,144
Megaport, Ltd.(a)	34,540	236,645
PeopleIN, Ltd.	282,091	464,227
Silk Logistics Holdings, Ltd.	294,436	405,434
Whispir, Ltd.(a)	909,737	259,705
		4,478,136

Belgium (0.89%)
X-Fab Silicon Foundries SE(a)(b)(c)	34,079	412,920

Britain (13.13%)
AB Dynamics PLC	15,230	356,704
CVS Group PLC	11,141	294,821
EKF Diagnostics Holdings PLC	400,873	137,618
Elixirr International PLC	93,105	624,317
Ergomed PLC(a)	16,808	234,256
Foresight Group Holdings, Ltd.	78,753	485,125
Franchise Brands PLC	133,559	227,109
FRP Advisory Group PLC	325,991	489,482
Hotel Chocolat Group PLC(a)	89,449	134,310
Impax Asset Management Group PLC	75,324	530,703
JTC PLC(b)(c)	38,251	353,444
Marlowe PLC(a)	31,679	230,922
Pensionbee Group PLC(a)	153,582	143,883
Premier Miton Group PLC	268,041	251,113
SDI Group PLC(a)	120,900	209,462
Victorian Plumbing Group PLC	341,564	347,609
Volution Group PLC	136,926	705,708
XPS Pensions Group PLC(c)	147,229	361,833
		6,118,419

Canada (0.58%)
BioSyent, Inc.	48,100	272,116

China (1.13%)
Chaoju Eye Care Holdings, Ltd.	380,000	252,882
TK Group Holdings, Ltd.	1,462,600	275,682
		528,564

Finland (1.69%)
Musti Group Oyj	40,126	787,078
		Value
	Shares	(Note 2)
France (3.07%)
Aubay	3,600	$169,016
Esker SA	991	164,640
Neurones	9,400	391,193
Thermador Groupe	4,482	397,195
Wavestone	5,180	307,554
		1,429,598

Germany (1.70%)
Friedrich Vorwerk Group SE	5,285	63,338
Mensch und Maschine Software SE	5,555	329,208
Nexus AG	6,251	399,322
		791,868

Greece (1.41%)
Kri-Kri Milk Industry SA	42,365	405,251
Sarantis SA	30,088	251,753
		657,004

Hong Kong (0.94%)
Plover Bay Technologies, Ltd.(c)	1,383,600	436,428

India (4.40%)
Cera Sanitaryware, Ltd.	5,942	547,008
Gulf Oil Lubricants India, Ltd.	98,696	632,984
Metropolis Healthcare, Ltd.(b)(c)	19,428	323,962
Vaibhav Global, Ltd.	34,445	144,588
Westlife Foodworld, Ltd.	35,235	401,043
		2,049,585

Indonesia (0.96%)
Arwana Citramulia Tbk PT	2,517,600	141,073
Selamat Sempurna Tbk PT	2,309,700	306,326
		447,399

Ireland (0.61%)
Uniphar PLC	90,411	285,796

Israel (0.20%)
Max Stock, Ltd.	41,382	90,966

Japan (23.45%)
Beenos, Inc.	97,100	1,326,836
Bengo4.com, Inc.(a)	12,000	358,908
Carenet, Inc.	87,300	573,143
Central Automotive Products, Ltd.	10,900	273,908
Charm Care Corp.	70,600	679,376
Comture Corp.	10,200	144,828
Creema, Ltd.(a)	49,200	142,138
CrowdWorks, Inc.(a)	29,000	263,164
Cyber Security Cloud, Inc.(a)	14,700	286,736
eGuarantee, Inc.	26,000	385,070
eWeLL Co. Ltd/JP	7,500	247,513
GENOVA Inc(a)	13,000	162,837

		Value
	Shares	(Note 2)
Japan (continued)
Hennge KK(a)	55,100	$341,991
M&A Capital Partners Co., Ltd.	31,000	635,406
MarkLines Co., Ltd.	19,000	353,783
Meinan M&A Co., Ltd.	6,500	45,232
Open Door, Inc.(a)	11,300	98,889
Oro Co., Ltd.	15,000	197,800
Prestige International, Inc.	50,000	203,845
Strike Co., Ltd.	5,700	120,198
Sun*, Inc.(a)	135,500	1,056,265
Synchro Food Co., Ltd.(a)	62,300	316,613
System Information Co., Ltd.	22,300	114,898
System Support, Inc.	38,700	534,262
Syuppin Co., Ltd.	43,400	332,215
ULS Group, Inc.	14,300	380,958
User Local, Inc.	9,000	139,620
WDB coco Co., Ltd.	5,000	222,824
YAKUODO Holdings Co., Ltd.	42,700	758,764
YMIRLINK, Inc.(a)	26,600	229,605
		10,927,625

Luxembourg (0.75%)
Sword Group	7,482	349,626

Norway (2.17%)
Bouvet ASA	38,828	238,675
Self Storage Group ASA(a)	184,370	431,135
SmartCraft ASA(a)	166,002	340,683
		1,010,493

Oman (0.43%)
Tethys Oil AB	39,930	201,198

Philippines (1.01%)
AllHome Corp.	3,701,098	114,554
Pryce Corp.	3,545,900	355,074
		469,628

Poland (2.03%)
Answear.com SA, Class A(a)	26,562	233,416
Auto Partner SA(c)	77,576	430,908
Shoper SA	30,600	281,887
		946,211

Singapore (1.21%)
Riverstone Holdings, Ltd.	1,194,125	561,254

South Korea (0.67%)
Hyundai Ezwel Co., Ltd.	25,910	135,785
MegaStudyEdu Co., Ltd.	4,572	176,115
		311,900

Sweden (6.85%)
KNOW IT AB	31,682	447,853
Lyko Group AB, Class A(a)(c)	12,424	179,165
Rvrc Holding AB	65,929	212,949
Sdiptech AB, Class B(a)	13,461	371,615
		Value
	Shares	(Note 2)
Sweden (continued)
SwedenCare AB	359,635	$1,541,869
Teqnion AB	10,963	259,328
Vitec Software Group AB, Class B	3,143	179,000
		3,191,779

Taiwan (5.90%)
Acer E-Enabling Service Business, Inc.	46,000	541,581
FineTek Co., Ltd.	72,256	231,070
Fuzetec Technology Co., Ltd.	61,955	96,206
GEM Services, Inc./Tw	182,000	414,656
M3 Technology, Inc.	53,000	229,361
Sporton International, Inc.	103,699	793,585
Wistron Information Technology & Services Corp.	88,477	442,012
		2,748,471

Thailand (0.96%)
Humanica PCL	1,280,000	370,215
Netbay PCL	125,000	78,151
		448,366

United States (13.38%)
4imprint Group PLC	7,536	428,924
Barrett Business Services, Inc.	7,561	686,010
Bowman Consulting Group, Ltd.(a)	23,255	805,786
Evolution Petroleum Corp.	27,925	260,819
Figs, Inc., Class A(a)	40,006	294,444
Frontage Holdings Corp.(a)(b)(c)	1,093,800	323,979
Global Industrial Co.	20,040	571,140
Hackett Group, Inc.	33,010	767,482
Joint Corp.(a)	57,499	776,236
LeMaitre Vascular, Inc.	3,305	208,975
MaxCyte, Inc.(a)	115,776	517,519
Perella Weinberg Partners	35,540	351,135
Plumas Bancorp	6,666	241,176
		6,233,625

TOTAL COMMON STOCKS
(Cost $41,947,660)		46,186,053

TOTAL INVESTMENTS (99.13%)
(Cost $41,947,660)		$46,186,053

Other Assets In Excess Of Liabilities (0.87%)		406,028

NET ASSETS (100.00%)		$46,592,081

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $1,414,305, representing 3.04% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of these securities was $2,822,638, representing 6.06% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2023) (Unaudited)
Technology	27.6%
Consumer	19.7%
Industrials	18.7%
Health Care	17.3%
Financials	12.1%
Energy & Materials	3.7%
Cash, Cash Equivalents, & Other Net Assets	0.9%
Total	100%
Industry Composition (July 31, 2023) (Unaudited)
IT Services	15.2%
Capital Markets	10.8%
Professional Services	7.4%
Specialty Retail	5.8%
Broadline Retail	5.6%
Health Care Providers & Services	5.6%
Software	5.3%
Pharmaceuticals	3.9%
Building Products	3.0%
Health Care Technology	3.0%
Life Sciences Tools & Services	2.8%
Trading Companies & Distributors	2.5%
Interactive Media & Services	2.3%
Commercial Services & Supplies	2.1%
Health Care Equipment & Supplies	2.0%
Oil, Gas & Consumable Fuels	1.9%
Semiconductors & Semiconductor Equipment	1.8%
Construction & Engineering	1.7%
Consumer Staples Distribution & Retail	1.6%
Automobile Components	1.5%
Chemicals	1.3%
Food Products	1.2%
Electronic Equipment, Instruments & Components	1.2%
Hotels, Restaurants & Leisure	1.1%
Other Industries (each less than 1%)	8.5%
Cash and Other Assets, Less Liabilities	0.9%
Total	100.0%

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.25%)
Argentina (0.97%)
Globant SA(a)	38,199	$6,674,511

Australia (0.11%)
Fiducian Group, Ltd.	182,850	760,258

Belgium (2.77%)
Melexis NV	102,099	10,990,096
X-Fab Silicon Foundries SE(a)(b)(c)	666,184	8,071,850
		19,061,946

Brazil (1.44%)
Hypera SA	689,600	6,295,539
Patria Investments, Ltd., Class A	238,699	3,632,999
		9,928,538

Britain (18.95%)
Abcam PLC, ADR(a)	137,174	3,215,358
B&M European Value Retail SA	3,818,859	27,111,983
City of London Investment Group PLC	393,420	1,984,241
CVS Group PLC	745,787	19,735,537
Diploma PLC	156,894	6,519,716
Elixirr International PLC	81,844	548,806
Endava PLC, ADR(a)	253,670	13,307,528
Ergomed PLC(a)	271,324	3,781,495
Foresight Group Holdings, Ltd.	617,350	3,802,929
FRP Advisory Group PLC	875,323	1,314,316
Halma PLC	119,307	3,423,601
Impax Asset Management Group PLC	604,966	4,262,347
Intertek Group PLC	99,935	5,594,339
JTC PLC(b)(c)	602,443	5,566,650
Marlowe PLC(a)	630,544	4,596,309
On the Beach Group PLC(a)(b)(c)	1,126,330	1,286,474
Petershill Partners PLC(b)(c)	1,147,692	2,489,187
Premier Miton Group PLC	1,939,173	1,816,707
Softcat PLC	352,643	6,788,472
St. James's Place PLC	340,805	4,111,301
Victorian Plumbing Group PLC	1,039,569	1,057,967
Volution Group PLC	1,557,641	8,027,985
		130,343,248

Canada (1.52%)
Aritzia, Inc.(a)	137,700	2,620,023
Gildan Activewear, Inc.	119,825	3,726,556
Richelieu Hardware, Ltd.	123,965	4,138,277
		10,484,856
		Value
	Shares	(Note 2)
China (3.08%)
Hangzhou Robam Appliances Co., Ltd., Class A	1,241,826	$5,070,344
Man Wah Holdings, Ltd.	4,687,300	4,038,859
Shanghai Hanbell Precise Machinery Co., Ltd.	1,084,600	3,918,476
Silergy Corp.	553,008	5,806,967
Suofeiya Home Collection Co., Ltd., Class A	871,633	2,339,234
		21,173,880

Colombia (0.59%)
Parex Resources, Inc.	183,302	4,060,404

Finland (1.17%)
Musti Group Oyj	411,649	8,074,566

France (6.84%)
Alten SA	93,899	13,524,760
Antin Infrastructure Partners SA	83,500	1,499,236
BioMerieux	32,667	3,504,115
Esker SA	14,780	2,455,479
Neurones	110,960	4,617,742
Thermador Groupe	62,879	5,572,344
Virbac SA	40,133	12,355,404
Wavestone	59,623	3,540,013
		47,069,093

Germany (3.13%)
Dermapharm Holding SE	131,338	6,411,663
Friedrich Vorwerk Group SE	60,903	729,898
Nagarro SE(a)	30,956	2,933,928
Nexus AG	79,645	5,087,822
QIAGEN NV(a)	135,956	6,365,460
		21,528,771

Hong Kong (0.78%)
Techtronic Industries Co., Ltd.	478,100	5,397,775

India (2.72%)
Ajanta Pharma, Ltd.	162,182	3,346,620
Cera Sanitaryware, Ltd.	37,350	3,438,364
City Union Bank, Ltd.	2,197,117	3,558,181
Gulf Oil Lubricants India, Ltd.	186,873	1,198,505
Metropolis Healthcare, Ltd.(b)(c)	245,876	4,099,989
WNS Holdings, Ltd., ADR(a)	44,165	3,052,243
		18,693,902

Indonesia (1.50%)
Arwana Citramulia Tbk PT	46,609,800	2,611,756
Selamat Sempurna Tbk PT	40,416,300	5,360,252
Ultrajaya Milk Industry & Trading Co. Tbk PT	18,240,200	2,328,408
		10,300,416

		Value
	Shares	(Note 2)
Ireland (1.77%)
ICON PLC, ADR(a)	25,273	$6,353,885
Keywords Studios PLC	256,516	5,800,505
		12,154,390

Italy (2.07%)
Interpump Group SpA	101,151	5,502,970
Recordati Industria Chimica e Farmaceutica SpA	125,413	6,474,041
Sesa SpA	19,047	2,232,447
		14,209,458

Japan (10.09%)
AIT Corp.	199,800	2,615,033
BayCurrent Consulting, Inc.	142,600	4,598,804
Carenet, Inc.	521,400	3,423,102
Charm Care Corp.	191,500	1,842,783
Comture Corp.	162,900	2,312,993
Create SD Holdings Co., Ltd.	127,500	3,145,714
CrowdWorks, Inc.(a)	149,400	1,355,747
Funai Soken Holdings, Inc.	110,800	2,052,213
Kitz Corp.	344,900	2,562,537
M&A Capital Partners Co., Ltd.	221,000	4,529,828
MarkLines Co., Ltd.	247,400	4,606,633
MonotaRO Co., Ltd.	176,500	2,153,755
Prestige International, Inc.	807,000	3,290,057
Seria Co., Ltd.	272,900	4,576,947
Strike Co., Ltd.	219,800	4,635,012
Sun*, Inc.(a)	367,100	2,861,659
Synchro Food Co., Ltd.(a)	449,300	2,283,372
System Information Co., Ltd.	135,500	698,144
Trancom Co., Ltd.	92,570	4,587,344
Tsuruha Holdings, Inc.	76,600	5,876,983
User Local, Inc.	113,700	1,763,863
Visional, Inc.(a)	12,100	664,260
YAKUODO Holdings Co., Ltd.	164,800	2,928,439
		69,365,222

Luxembourg (0.28%)
Sword Group	41,691	1,948,178

Mexico (2.31%)
Corp Inmobiliaria Vesta SAB de CV, ADR	69,644	2,525,988
GMexico Transportes SAB de CV(b)(c)	1,276,600	3,049,507
Grupo Aeroportuario del Centro Norte SAB de CV	461,000	5,196,677
Regional SAB de CV	656,927	5,093,391
		15,865,563

Netherlands (0.53%)
Redcare Pharmacy NV(a)(b)(c)	31,612	3,670,398

Norway (1.00%)
Bouvet ASA	230,309	1,415,706
Nordic Semiconductor ASA(a)	169,734	2,498,686
		Value
	Shares	(Note 2)
Norway (continued)
SmartCraft ASA(a)	1,457,082	$2,990,346
		6,904,738

Philippines (1.14%)
Century Pacific Food, Inc.	2,275,800	1,077,302
Concepcion Industrial Corp.	1,020,252	284,203
Puregold Price Club, Inc.	8,009,700	4,229,063
Wilcon Depot, Inc.	5,330,600	2,217,646
		7,808,214

Poland (1.81%)
Dino Polska SA(a)(b)(c)	94,163	10,491,418
Inter Cars SA	12,194	1,948,288
		12,439,706

Singapore (0.77%)
Riverstone Holdings, Ltd.	11,229,300	5,277,919

South Africa (0.24%)
Italtile, Ltd.	2,394,999	1,660,613

South Korea (0.93%)
Eo Technics Co., Ltd.	25,905	3,251,716
LEENO Industrial, Inc.	23,594	3,120,816
		6,372,532

Sweden (4.70%)
AddTech AB, Class B	187,292	3,490,908
Beijer Alma AB	290,632	5,317,651
Byggfakta Group Nordic Holdco AB(a)	570,528	1,794,011
Hexpol AB	313,581	3,404,992
KNOW IT AB	187,743	2,653,914
Lifco AB	161,256	3,252,266
Lyko Group AB, Class A(a)(c)	50,031	721,491
Rvrc Holding AB	436,418	1,409,619
Sdiptech AB, Class B(a)	271,752	7,502,197
SwedenCare AB	651,855	2,794,708
		32,341,757

Taiwan (1.57%)
Fuzetec Technology Co., Ltd.	278,482	432,435
M3 Technology, Inc.	712,000	3,081,221
Sporton International, Inc.	949,152	7,263,647
		10,777,303

United States (21.21%)
4imprint Group PLC	75,090	4,273,869
Bank of NT Butterfield & Son, Ltd.	121,455	3,902,349
Bizlink Holding, Inc.	659,079	6,344,052
Crowdstrike Holdings, Inc., Class A(a)	34,460	5,570,804
DigitalOcean Holdings, Inc.(a)	70,999	3,515,870
Elastic NV(a)	20,635	1,371,196
Evercore, Inc., Class A	28,195	3,808,017
Five Below, Inc.(a)	37,173	7,744,623

		Value
	Shares	(Note 2)
United States (continued)
Frontage Holdings Corp.(a)(b)(c)	11,448,283	$3,390,931
Global Industrial Co.	243,496	6,939,636
GQG Partners, Inc.	2,094,198	2,278,810
Hackett Group, Inc.	98,183	2,282,755
Hingham Institution For Savings The	11,349	2,524,585
Insperity, Inc.	27,905	3,283,023
JFrog, Ltd.(a)	67,577	2,079,344
Littelfuse, Inc.	72,007	21,933,332
MaxCyte, Inc.(a)	545,988	2,465,176
Medpace Holdings, Inc.(a)	14,327	3,627,166
NV5 Global, Inc.(a)	52,764	5,780,296
Ollie's Bargain Outlet Holdings, Inc.(a)	122,919	8,958,337
P10, Inc., Class A	400,806	4,749,551
PagerDuty, Inc.(a)	106,997	2,773,362
Paycom Software, Inc.	16,062	5,923,023
PJT Partners, Inc., Class A	76,625	6,077,129
Plumas Bancorp	41,313	1,494,704
Power Integrations, Inc.	21,062	2,045,963
Qualys, Inc.(a)	59,587	8,270,676
Silicon Laboratories, Inc.(a)	16,034	2,391,311
SiTime Corp.(a)	18,514	2,388,491
Texas Roadhouse, Inc.	32,361	3,609,869
TriMas Corp.	158,318	4,078,272
		145,876,522

Vietnam (1.26%)
Vietnam Technological & Commercial Joint Stock Bank(a)	5,964,004	8,636,004

TOTAL COMMON STOCKS
(Cost $543,949,298)		668,860,681

PREFERRED STOCKS (0.28%)
United States (0.28%)
Dataminr Inc - Private Placement(a)(d)	96,640	1,923,136

TOTAL PREFERRED STOCKS
(Cost $1,923,136)		1,923,136

TOTAL INVESTMENTS (97.53%)
(Cost $545,872,434)		$670,783,817

Other Assets In Excess Of Liabilities (2.47%)		17,018,877

NET ASSETS (100.00%)		$687,802,694

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $42,116,405, representing 6.12% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of these securities was $42,837,896, representing 6.23% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2023) (Unaudited)
Technology	27.3%
Industrials	21.5%
Consumer	18.1%
Health Care	16.1%
Financials	12.5%
Energy & Materials	2.0%
Cash, Cash Equivalents, & Other Net Assets	2.5%
Total	100%

Industry Composition (July 31, 2023) (Unaudited)
IT Services	11.0%
Capital Markets	8.4%
Professional Services	6.6%
Semiconductors & Semiconductor Equipment	6.0%
Broadline Retail	5.9%
Pharmaceuticals	5.5%
Electronic Equipment, Instruments & Components	4.5%
Software	4.2%
Consumer Staples Distribution & Retail	4.2%
Trading Companies & Distributors	4.1%
Health Care Providers & Services	3.8%
Banks	3.7%
Life Sciences Tools & Services	3.7%
Specialty Retail	3.6%
Machinery	3.4%
Building Products	2.1%
Commercial Services & Supplies	1.6%
Household Durables	1.6%
Health Care Equipment & Supplies	1.3%
Health Care Technology	1.3%
Air Freight & Logistics	1.1%
Interactive Media & Services	1.0%
Other Industries (each less than 1%)	8.9%
Cash and Other Assets, Less Liabilities	2.5%
Total	100.0%

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.84%)
Argentina (0.94%)
Globant SA(a)	13,658	$2,386,462

Australia (1.81%)
Australian Ethical Investment, Ltd.	176,462	490,712
EQT Holdings, Ltd.	56,675	996,636
Imdex, Ltd.	496,245	653,322
Johns Lyng Group, Ltd.	180,059	639,802
Netwealth Group, Ltd.	89,313	909,472
PeopleIN, Ltd.	571,279	940,134
		4,630,078

Bangladesh (0.10%)
Square Pharmaceuticals PLC	127,016	245,558

Belgium (1.43%)
Melexis NV	12,468	1,342,075
Warehouses De Pauw CVA	31,610	934,224
X-Fab Silicon Foundries SE(a)(b)(c)	113,341	1,373,302
		3,649,601

Brazil (2.33%)
CI&T, Inc., Class A(a)	81,500	485,740
Grupo Mateus SA(a)	365,387	616,608
Hypera SA	85,800	783,291
Locaweb Servicos de Internet SA(b)(c)	533,068	839,832
Patria Investments, Ltd., Class A	77,699	1,182,579
Pet Center Comercio e Participacoes SA	673,384	993,967
XP, Inc., Class A(a)	39,121	1,056,658
		5,958,675

Britain (14.57%)
AB Dynamics PLC	28,463	666,636
Abcam PLC, ADR(a)	37,205	872,085
Advanced Medical Solutions Group PLC	68,844	219,552
B&M European Value Retail SA	611,505	4,341,379
Big Technologies PLC(a)	219,199	739,843
CVS Group PLC	131,435	3,478,125
Darktrace PLC(a)	310,168	1,472,801
Diploma PLC	13,359	555,132
dotdigital group PLC	378,995	448,932
Elixirr International PLC	238,541	1,599,539
Endava PLC, ADR(a)	62,294	3,267,943
Ergomed PLC(a)	82,639	1,151,756
Foresight Group Holdings, Ltd.	216,892	1,336,073
FRP Advisory Group PLC	566,926	851,251
		Value
	Shares	(Note 2)
Britain (continued)
Gamma Communications PLC	37,522	$533,545
GlobalData PLC	337,071	702,944
Halma PLC	9,705	278,492
Hotel Chocolat Group PLC(a)	595,555	894,238
Impax Asset Management Group PLC	364,638	2,569,093
Intertek Group PLC	9,324	521,955
JTC PLC(b)(c)	279,191	2,579,761
Keystone Law Group PLC	102,373	564,936
Marlowe PLC(a)	249,243	1,816,841
Pensionbee Group PLC(a)	815,693	764,179
Petershill Partners PLC(b)(c)	641,913	1,392,222
Pets at Home Group PLC	181,080	911,895
SDI Group PLC(a)	199,856	346,255
Softcat PLC	30,494	587,018
Spirax-Sarco Engineering PLC	1,895	270,555
St. James's Place PLC	42,479	512,446
Volution Group PLC	121,147	624,384
YouGov PLC	27,848	346,666
		37,218,472

Canada (1.06%)
Aritzia, Inc.(a)	45,179	859,622
Docebo, Inc.(a)	18,900	727,248
Gildan Activewear, Inc.	12,020	373,822
Pet Valu Holdings, Ltd.	16,100	372,389
Richelieu Hardware, Ltd.	11,094	370,347
		2,703,428

China (4.51%)
Adicon Holdings, Ltd.(a)	552,800	900,199
Angelalign Technology, Inc.(b)(c)	40,200	404,892
ANTA Sports Products, Ltd.	85,200	997,418
Beijing Huafeng Test & Control Technology Co., Ltd.	12,100	267,168
Chaoju Eye Care Holdings, Ltd.	135,500	90,172
China Yongda Automobiles Services Holdings, Ltd.	818,500	373,624
CSPC Pharmaceutical Group, Ltd.	353,220	293,939
Guangzhou Kingmed Diagnostics Group Co., Ltd.	82,800	834,169
Hangzhou Tigermed Consulting Co., Ltd., Class A	42,700	411,062
Li Ning Co., Ltd.	67,600	407,391
Man Wah Holdings, Ltd.	938,400	808,582
ManpowerGroup Greater China, Ltd.(c)	145,800	136,286
Shanghai Hanbell Precise Machinery Co., Ltd.	109,000	393,799
Shanghai Kindly Medical Instruments Co., Ltd., Class H(c)	36,200	125,325

		Value
	Shares	(Note 2)
China (continued)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	24,300	$1,006,443
Silergy Corp.	101,700	1,067,920
TK Group Holdings, Ltd.	1,492,400	281,300
WuXi AppTec Co., Ltd., Class H(b)(c)	206,412	1,946,634
Wuxi Biologics Cayman, Inc.(a)(b)(c)	135,500	766,204
		11,512,527

Colombia (1.22%)
Canacol Energy, Ltd.	70,190	620,114
Parex Resources, Inc.	112,657	2,495,515
		3,115,629

Finland (1.12%)
Evli Oyj	40,300	868,477
Musti Group Oyj	101,705	1,994,961
		2,863,438

France (3.38%)
Alten SA	16,399	2,362,033
Antin Infrastructure Partners SA	76,088	1,366,154
Aubay	5,771	270,942
BioMerieux	6,000	643,607
Bureau Veritas SA	11,479	315,278
Esker SA	3,867	642,445
Neurones	12,342	513,628
Thermador Groupe	4,977	441,062
Virbac SA	6,769	2,083,914
		8,639,063

Germany (2.35%)
Atoss Software AG	1,685	409,439
Dermapharm Holding SE	20,563	1,003,845
Friedrich Vorwerk Group SE	40,255	482,440
Mensch und Maschine Software SE	8,301	491,945
Nagarro SE(a)	12,995	1,231,632
Nexus AG	18,017	1,150,949
QIAGEN NV(a)	26,493	1,240,402
		6,010,652

Hong Kong (1.02%)
Plover Bay Technologies, Ltd.(c)	3,254,000	1,026,406
Techtronic Industries Co., Ltd.	138,500	1,563,673
		2,590,079

India (3.38%)
Ajanta Pharma, Ltd.	58,172	1,200,377
Cera Sanitaryware, Ltd.	4,267	392,811
Computer Age Management Services, Ltd.	41,222	1,181,272
Gulf Oil Lubricants India, Ltd.	146,334	938,509
		Value
	Shares	(Note 2)
India (continued)
IndiaMart InterMesh, Ltd.(b)(c)	21,784	$824,335
Jyothy Labs, Ltd.	129,077	489,323
Kotak Mahindra Bank, Ltd.	12,958	292,493
Metropolis Healthcare, Ltd.(b)(c)	60,141	1,002,853
Motherson Sumi Wiring India, Ltd.	612,241	435,833
Polycab India, Ltd.	11,571	677,642
SJS Enterprises, Ltd.(a)	86,869	695,438
WNS Holdings, Ltd., ADR(a)	7,335	506,922
		8,637,808

Indonesia (1.63%)
Arwana Citramulia Tbk PT	11,519,400	645,484
Avia Avian Tbk PT	18,442,000	758,225
Bank Tabungan Pensiunan Nasional Syariah	4,558,400	643,859
Selamat Sempurna Tbk PT	10,020,400	1,328,966
Ultrajaya Milk Industry & Trading Co. Tbk PT	6,163,200	786,748
		4,163,282

Ireland (1.62%)
ICON PLC, ADR(a)	7,250	1,822,723
Keywords Studios PLC	58,166	1,315,287
Uniphar PLC	315,297	996,678
		4,134,688

Israel (1.02%)
Max Stock, Ltd.	191,325	420,570
Monday.com, Ltd.(a)	4,142	748,791
Nova, Ltd.(a)	2,274	281,839
Tel Aviv Stock Exchange, Ltd.	62,559	333,498
Wix.com, Ltd.(a)	8,796	829,639
		2,614,337

Italy (1.00%)
DiaSorin SpA	4,483	503,013
Interpump Group SpA	12,429	676,181
Recordati Industria Chimica e Farmaceutica SpA	15,169	783,051
Sesa SpA	5,104	598,226
		2,560,471

Japan (7.81%)
AIT Corp.	23,900	312,809
BayCurrent Consulting, Inc.	112,500	3,628,088
Beenos, Inc.	36,500	498,759
Carenet, Inc.	169,100	1,110,178
Central Automotive Products, Ltd.	23,800	598,074
Comture Corp.	33,600	477,082
Create SD Holdings Co., Ltd.	16,700	412,027
CrowdWorks, Inc.(a)	56,200	509,993
Digital Arts, Inc.	10,000	395,037
FP Partner, Inc.	10,900	313,749
Funai Soken Holdings, Inc.	25,400	470,453

		Value
	Shares	(Note 2)
Japan (continued)
gremz, Inc.	37,100	$715,061
Hennge KK(a)	105,000	651,706
JMDC, Inc.	8,400	320,554
M&A Capital Partners Co., Ltd.	27,700	567,766
M&A Research Institute Holdings, Inc.(a)	37,800	1,049,520
M3, Inc.	22,500	516,062
MarkLines Co., Ltd.	53,300	992,456
Medikit Co., Ltd.	29,000	514,709
MonotaRO Co., Ltd.	53,200	649,177
Prestige International, Inc.	135,800	553,643
SBI Global Asset Management Co., Ltd.	126,000	483,576
Seria Co., Ltd.	17,800	298,533
Sun*, Inc.(a)	66,900	521,506
Synchro Food Co., Ltd.(a)	113,400	576,306
System Information Co., Ltd.	13,500	69,557
Systena Corp.	162,600	310,879
Syuppin Co., Ltd.	42,400	324,561
Tsuruha Holdings, Inc.	8,500	652,146
ULS Group, Inc.	14,500	386,286
User Local, Inc.	35,000	542,966
WDB coco Co., Ltd.	11,900	530,320
		19,953,539

Luxembourg (0.15%)
Sword Group	8,334	389,439

Malaysia (0.36%)
MR DIY Group M Bhd(b)(c)	2,845,700	927,740

Mexico (0.93%)
Bolsa Mexicana de Valores SAB de CV	163,700	347,050
Corp Inmobiliaria Vesta SAB de CV	112,600	408,238
GMexico Transportes SAB de CV(b)(c)	233,000	556,584
Grupo Aeroportuario del Centro Norte SAB de CV	50,000	563,631
Regional SAB de CV	65,000	503,968
		2,379,471

Netherlands (0.42%)
Alfen N.V.(a)(b)(c)	9,416	653,478
ASM International NV	879	418,238
		1,071,716

Norway (0.96%)
Bouvet ASA	120,257	739,218
Nordic Semiconductor ASA(a)	25,476	375,037
Self Storage Group ASA(a)	236,945	554,077
SmartCraft ASA(a)	379,514	778,870
		2,447,202
		Value
	Shares	(Note 2)
Oman (0.33%)
Tethys Oil AB	168,263	$847,837

Philippines (1.36%)
Century Pacific Food, Inc.	1,326,100	627,740
Concepcion Industrial Corp.	1,793,920	499,717
Philippine Seven Corp.(a)	292,400	455,170
Pryce Corp.	6,894,800	690,421
Puregold Price Club, Inc.	861,100	454,655
Wilcon Depot, Inc.	1,803,300	750,212
		3,477,915

Poland (1.53%)
Auto Partner SA(c)	121,437	674,540
Dino Polska SA(a)(b)(c)	12,471	1,389,489
Inter Cars SA	9,152	1,462,255
LiveChat Software SA	10,262	378,646
		3,904,930

Singapore (1.05%)
iFAST Corp., Ltd.	263,100	1,119,869
Keppel DC REIT	505,500	832,521
Riverstone Holdings, Ltd.	1,521,700	715,219
		2,667,609

South Africa (0.37%)
Clicks Group, Ltd.	27,746	435,217
Italtile, Ltd.	717,806	497,703
		932,920

South Korea (0.90%)
Coupang, Inc.(a)	41,211	747,980
Hyundai Ezwel Co., Ltd.	96,236	504,339
LEENO Industrial, Inc.	3,790	501,309
Tokai Carbon Korea Co., Ltd.	7,139	555,035
		2,308,663

Sweden (5.12%)
AddTech AB, Class B	30,000	559,166
Beijer Alma AB	32,637	597,154
Byggfakta Group Nordic Holdco AB(a)	96,749	304,225
EQT AB	133,671	3,192,439
KNOW IT AB	66,725	943,217
Lifco AB	35,265	711,236
Lyko Group AB, Class A(a)(c)	20,071	289,442
OX2 AB(a)	93,663	585,928
Rvrc Holding AB	207,118	668,986
Sagax AB, Class A	42,693	950,509
Sdiptech AB, Class B(a)	59,055	1,630,318
SwedenCare AB	310,198	1,329,917
Teqnion AB	23,954	566,627
Vitec Software Group AB, Class B	13,247	754,444
		13,083,608

		Value
	Shares	(Note 2)
Taiwan (2.67%)
Asia Vital Components Co., Ltd.(a)	47,000	$481,568
Bioteque Corp.	72,000	258,890
Brighten Optix Corp.	47,000	301,354
Fuzetec Technology Co., Ltd.	227,519	353,298
GEM Services, Inc./Tw	166,000	378,203
M3 Technology, Inc.	114,000	493,341
Sinbon Electronics Co., Ltd.	59,000	631,744
Sporton International, Inc.	323,869	2,478,494
Voltronic Power Technology Corp.	7,247	403,553
Wistron Information Technology & Services Corp.	206,803	1,033,143
		6,813,588

Thailand (0.21%)
Humanica PCL	1,869,000	540,572

United States (27.64%)
4imprint Group PLC	7,911	450,267
Alexandria Real Estate Equities, Inc.	7,603	955,545
Align Technology, Inc.(a)	2,682	1,013,501
Ares Management Corp., Class A	16,624	1,649,433
Ashtead Group PLC	8,512	629,434
Barrett Business Services, Inc.	12,931	1,173,230
BILL Holdings, Inc.(a)	2,999	375,895
Bio-Techne Corp.	6,692	558,113
Bizlink Holding, Inc.	101,476	976,771
Blue Owl Capital, Inc.	72,860	897,635
Bowman Consulting Group, Ltd.(a)	50,373	1,745,424
Cactus, Inc., Class A	15,702	797,348
Chewy, Inc., Class A(a)	8,918	302,320
Cloudflare, Inc., Class A(a)	9,732	669,270
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,000,000	786,666
Crowdstrike Holdings, Inc., Class A(a)	7,952	1,285,520
Cytek Biosciences, Inc.(a)	33,131	296,854
Datadog, Inc., Class A(a)	4,743	553,603
Dexcom, Inc.(a)	5,536	689,564
DigitalOcean Holdings, Inc.(a)	38,950	1,928,804
Elastic NV(a)	19,377	1,287,602
Etsy, Inc.(a)	7,332	745,298
Evercore, Inc., Class A	6,378	861,413
Fastenal Co.	4,511	264,390
Figs, Inc., Class A(a)	43,549	320,521
Five Below, Inc.(a)	2,568	535,017
Floor & Decor Holdings, Inc., Class A(a)	5,268	605,030
Freshpet, Inc.(a)	11,837	870,493
Frontage Holdings Corp.(a)(b)(c)	6,030,000	1,786,060
Genpact, Ltd.	13,131	473,898
Gitlab, Inc., Class A(a)	7,545	374,458
		Value
	Shares	(Note 2)
United States (continued)
Global Industrial Co.	31,645	$901,882
GQG Partners, Inc.	1,045,674	1,137,854
Hackett Group, Inc.	32,726	760,879
Healthcare Services Group, Inc.	50,208	633,123
HealthEquity, Inc.(a)	11,090	753,455
Houlihan Lokey, Inc.	11,541	1,152,369
HubSpot, Inc.(a)	1,141	662,407
I3 Verticals, Inc., Class A(a)	20,080	502,201
Insperity, Inc.	6,663	783,902
JFrog, Ltd.(a)	56,491	1,738,228
Littelfuse, Inc.	6,196	1,887,302
Lululemon Athletica, Inc.(a)	2,478	937,997
MarketAxess Holdings, Inc.	1,149	309,334
Marvell Technology, Inc.	4,881	317,899
MaxCyte, Inc.(a)	219,088	992,002
Medpace Holdings, Inc.(a)	4,627	1,171,418
Microchip Technology, Inc.	12,313	1,156,683
Monolithic Power Systems, Inc.	699	391,083
Neogen Corp.(a)	28,479	660,428
New Relic, Inc.(a)	12,971	1,089,305
NV5 Global, Inc.(a)	11,241	1,231,451
Ollie's Bargain Outlet Holdings, Inc.(a)	19,480	1,419,702
P10, Inc., Class A	189,000	2,239,650
PagerDuty, Inc.(a)	53,477	1,386,124
Paycom Software, Inc.	3,508	1,293,610
Paylocity Holding Corp.(a)	1,722	390,636
Perella Weinberg Partners	94,328	931,961
PJT Partners, Inc., Class A	32,315	2,562,903
Planet Fitness, Inc., Class A	13,178	890,042
Pool Corp.	2,357	906,832
Power Integrations, Inc.	4,008	389,337
Qualys, Inc.(a)	12,907	1,791,492
Revolve Group, Inc.(a)	56,920	1,122,462
Rexford Industrial Realty, Inc.	18,039	993,768
Ross Stores, Inc.	7,563	867,022
Shoals Technologies Group, Inc., Class A(a)	39,096	1,014,932
Silicon Laboratories, Inc.(a)	3,200	477,248
Skechers USA, Inc., Class A, Class A(a)	11,770	654,177
Smartsheet, Inc., Class A(a)	19,459	863,980
Squarespace, Inc., Class A(a)	25,494	844,871
Terreno Realty Corp.	17,387	1,031,745
Texas Roadhouse, Inc.	3,860	430,583
TPG, Inc.	22,262	655,171
Tradeweb Markets, Inc.	16,318	1,334,649
Veeva Systems, Inc., Class A(a)	3,133	639,821
Zscaler, Inc.(a)	2,606	417,950
		70,581,247

Vietnam (1.54%)
FPT Corp.	367,977	1,329,766

		Value
	Shares	(Note 2)
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank(a)	1,789,681	$2,591,496
		3,921,262

TOTAL COMMON STOCKS
(Cost $205,755,906)		249,883,506

PREFERRED STOCKS (0.74%)
United States (0.74%)
Dataminr Inc - Private Placement(a)(d)	45,833	912,077
Gusto Inc Series E Preferred(a)(d)	32,241	980,126
		1,892,203

TOTAL PREFERRED STOCKS
(Cost $1,892,052)		1,892,203

TOTAL INVESTMENTS (98.58%)
(Cost $207,647,958)		$251,775,709

Other Assets In Excess Of Liabilities (1.42%)		3,631,425

NET ASSETS (100.00%)		$255,407,134

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $16,443,384, representing 6.44% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of these securities was $18,695,384, representing 7.32% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.
See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2023) (Unaudited)
Technology	25.8%
Financials	19.2%
Industrials	18.1%
Consumer	16.6%
Health Care	15.7%
Energy & Materials	3.2%
Cash, Cash Equivalents, & Other Net Assets	1.4%
Total	100%

Industry Composition (July 31, 2023) (Unaudited)
Capital Markets	14.9%
IT Services	10.0%
Software	8.7%
Professional Services	8.4%
Life Sciences Tools & Services	5.1%
Specialty Retail	5.1%
Semiconductors & Semiconductor Equipment	3.8%
Broadline Retail	3.4%
Health Care Providers & Services	3.1%
Pharmaceuticals	3.0%
Health Care Equipment & Supplies	2.9%
Trading Companies & Distributors	2.2%
Oil, Gas & Consumable Fuels	2.0%
Commercial Services & Supplies	1.8%
Consumer Staples Distribution & Retail	1.8%
Textiles, Apparel & Luxury Goods	1.6%
Electronic Equipment, Instruments & Components	1.6%
Electrical Equipment	1.5%
Banks	1.5%
Machinery	1.5%
Automobile Components	1.3%
Health Care Technology	1.3%
Food Products	1.2%
Distributors	1.2%
Industrial REITs	1.2%
Construction & Engineering	1.1%
Other Industries (each less than 1%)	7.4%
Cash and Other Assets, Less Liabilities	1.4%
Total	100.0%

Grandeur Peak Global Stalwarts Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.94%)
Argentina (3.13%)
Globant SA(a)	35,250	$6,159,233

Australia (0.28%)
Domino's Pizza Enterprises, Ltd.	16,887	556,941

Belgium (2.23%)
Melexis NV	31,571	3,398,352
Warehouses De Pauw CVA	34,003	1,004,948
		4,403,300

Brazil (2.18%)
CI&T, Inc., Class A(a)	27,466	163,697
Hypera SA	126,200	1,152,113
Patria Investments, Ltd., Class A	147,625	2,246,852
Raia Drogasil SA	118,492	729,182
		4,291,844

Britain (12.46%)
Abcam PLC, ADR(a)	34,277	803,453
B&M European Value Retail SA	831,252	5,901,472
CVS Group PLC	169,176	4,476,854
Darktrace PLC(a)	202,469	961,404
Diploma PLC	42,816	1,779,215
Endava PLC, ADR(a)	71,544	3,753,198
Halma PLC	60,173	1,726,708
Impax Asset Management Group PLC	195,203	1,375,322
JTC PLC(b)(c)	165,893	1,532,872
Softcat PLC	53,356	1,027,117
St. James's Place PLC	100,405	1,211,236
		24,548,851

Canada (0.27%)
Aritzia, Inc.(a)	27,944	531,691

China (4.77%)
Angelalign Technology, Inc.(b)(c)	70,400	709,064
Guangzhou Kingmed Diagnostics Group Co., Ltd.	66,000	664,918
Hangzhou Tigermed Consulting Co., Ltd., Class A	66,100	636,328
Shanghai Hanbell Precise Machinery Co., Ltd.	249,400	901,040
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	15,000	621,261
		Value
	Shares	(Note 2)
China (continued)
Silergy Corp.	358,000	$3,759,248
WuXi AppTec Co., Ltd., Class H(b)(c)	164,371	1,550,153
Wuxi Biologics Cayman, Inc.(a)(b)(c)	99,900	564,899
		9,406,911

Finland (0.44%)
Musti Group Oyj	44,449	871,875

France (3.35%)
Alten SA	14,741	2,123,222
Antin Infrastructure Partners SA	63,815	1,145,793
BioMerieux	12,146	1,302,874
Virbac SA	6,571	2,022,958
		6,594,847

Germany (2.87%)
AIXTRON SE	22,680	899,719
Atoss Software AG	3,655	888,131
Dermapharm Holding SE	38,885	1,898,289
Hensoldt AG	20,558	698,904
Nagarro SE(a)	5,899	559,092
QIAGEN NV(a)	15,054	704,828
		5,648,963

Hong Kong (2.87%)
Techtronic Industries Co., Ltd.	500,900	5,655,188

India (3.61%)
Ajanta Pharma, Ltd.	54,905	1,132,963
Avenue Supermarts, Ltd.(a)(b)(c)	15,800	720,913
Bajaj Finance, Ltd.	13,805	1,225,315
Computer Age Management Services, Ltd.	33,420	957,696
IndiaMart InterMesh, Ltd.(b)(c)	40,816	1,544,531
Metropolis Healthcare, Ltd.(b)(c)	38,702	645,357
Motherson Sumi Wiring India, Ltd.	1,241,626	883,870
		7,110,645

Ireland (1.48%)
ICON PLC, ADR(a)	8,066	2,027,873
Keywords Studios PLC	39,035	882,685
		2,910,558

Israel (0.43%)
Nova, Ltd.(a)	6,798	842,544

Italy (0.93%)
Recordati Industria Chimica e Farmaceutica SpA	25,972	1,340,721
Sesa SpA	4,281	501,764
		1,842,485

		Value
	Shares	(Note 2)
Japan (4.29%)
BayCurrent Consulting, Inc.	127,500	$4,111,833
Lasertec Corp.	4,000	603,803
M&A Capital Partners Co., Ltd.	54,300	1,112,985
MonotaRO Co., Ltd.	161,900	1,975,598
Tsuruha Holdings, Inc.	8,315	637,952
		8,442,171

Mexico (2.36%)
Corp Inmobiliaria Vesta SAB de CV	360,865	1,308,338
Grupo Aeroportuario del Centro Norte SAB de CV	137,500	1,549,985
Regional SAB de CV	231,433	1,794,383
		4,652,706

Netherlands (0.45%)
ASM International NV	1,856	883,105

Norway (0.54%)
Nordic Semiconductor ASA(a)	71,721	1,055,819

Philippines (0.30%)
Wilcon Depot, Inc.	1,435,500	597,199

Poland (1.25%)
Dino Polska SA(a)(b)(c)	22,104	2,462,775

South Korea (0.91%)
LEENO Industrial, Inc.	13,622	1,801,804

Sweden (4.62%)
AddTech AB, Class B	48,900	911,440
EQT AB	180,339	4,307,002
HMS Networks AB	13,071	527,986
Lifco AB	59,357	1,197,132
OX2 AB(a)	94,403	590,557
Sagax AB, Class B	36,556	812,286
SwedenCare AB	174,228	746,970
		9,093,373

Switzerland (0.36%)
VAT Group AG(b)(c)	1,669	708,327

Taiwan (1.84%)
Asia Vital Components Co., Ltd.(a)	109,000	1,116,828
ASPEED Technology, Inc.	12,000	885,877
Sinbon Electronics Co., Ltd.	62,500	669,220
Voltronic Power Technology Corp.	16,975	945,261
		3,617,186

United States (39.23%)
Alexandria Real Estate Equities, Inc.	8,001	1,005,566
Align Technology, Inc.(a)	4,001	1,511,938
		Value
	Shares	(Note 2)
United States (continued)
Ares Management Corp., Class A	20,932	$2,076,873
Ashtead Group PLC	30,345	2,243,912
BILL Holdings, Inc.(a)	6,415	804,056
Cactus, Inc., Class A	22,133	1,123,914
Cloudflare, Inc., Class A(a)	24,634	1,694,080
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,300,000	1,022,666
Crowdstrike Holdings, Inc., Class A(a)	16,194	2,617,922
Datadog, Inc., Class A(a)	10,682	1,246,803
DigitalOcean Holdings, Inc.(a)	51,335	2,542,109
Elastic NV(a)	9,912	658,652
Etsy, Inc.(a)	15,774	1,603,427
Evercore, Inc., Class A	7,416	1,001,605
Five Below, Inc.(a)	7,358	1,532,966
Global Industrial Co.	87,262	2,486,967
GQG Partners, Inc.	665,739	724,427
Houlihan Lokey, Inc.	16,763	1,673,786
HubSpot, Inc.(a)	3,622	2,102,752
IDEXX Laboratories, Inc.(a)	1,950	1,081,724
JFrog, Ltd.(a)	60,584	1,864,170
Littelfuse, Inc.	21,228	6,466,049
Lululemon Athletica, Inc.(a)	5,040	1,907,791
MarketAxess Holdings, Inc.	3,237	871,465
Marvell Technology, Inc.	11,428	744,306
MaxCyte, Inc.(a)	175,193	783,113
Medpace Holdings, Inc.(a)	6,108	1,546,362
Microchip Technology, Inc.	8,744	821,411
Moelis & Co., Class A	20,460	999,062
Monolithic Power Systems, Inc.	3,284	1,837,365
Neogen Corp.(a)	41,074	952,506
NV5 Global, Inc.(a)	11,153	1,221,811
Ollie's Bargain Outlet Holdings, Inc.(a)	34,108	2,485,791
P10, Inc., Class A	150,001	1,777,512
PagerDuty, Inc.(a)	42,577	1,103,596
Paycom Software, Inc.	5,249	1,935,621
Paylocity Holding Corp.(a)	3,544	803,956
PJT Partners, Inc., Class A	67,834	5,379,915
Pool Corp.	5,249	2,019,500
Power Integrations, Inc.	4,259	413,719
Qualys, Inc.(a)	15,313	2,125,444
Rexford Industrial Realty, Inc.	15,546	856,429
Shoals Technologies Group, Inc., Class A(a)	71,091	1,845,522
Silicon Laboratories, Inc.(a)	11,050	1,647,997
SiTime Corp.(a)	5,485	707,620
Terreno Realty Corp.	14,551	863,456
Tradeweb Markets, Inc.	21,209	1,734,684
Zscaler, Inc.(a)	5,113	820,023
		77,292,341

Vietnam (1.49%)
FPT Corp.	295,205	1,066,788

		Value
	Shares	(Note 2)
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank(a)	1,291,505	$1,870,127
		2,936,915

TOTAL COMMON STOCKS
(Cost $164,843,540)		194,919,597

PREFERRED STOCKS (0.83%)
United States (0.83%)
Dataminr Inc - Private Placement(a)(d)	24,262	482,814
Gusto Inc Series E Preferred(a)(d)	37,637	1,144,165
		1,626,979

TOTAL PREFERRED STOCKS
(Cost $1,626,803)		1,626,979

TOTAL INVESTMENTS (99.77%)
(Cost $166,470,343)		$196,546,576

Other Assets In Excess Of Liabilities (0.23%)		457,633

NET ASSETS (100.00%)		$197,004,209

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $10,438,892, representing 5.30% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of these securities was $10,438,892, representing 5.30% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.
See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2023) (Unaudited)
Technology	34.4%
Financials	20.8%
Industrials	17.3%
Health Care	14.7%
Consumer	12.0%
Energy & Materials	0.6%
Cash, Cash Equivalents, & Other Net Assets	0.2%
Total	100%

Industry Composition (July 31, 2023) (Unaudited)
Capital Markets	15.4%
Semiconductors & Semiconductor Equipment	10.2%
IT Services	10.2%
Software	8.4%
Trading Companies & Distributors	5.5%
Broadline Retail	5.1%
Electronic Equipment, Instruments & Components	4.7%
Professional Services	4.6%
Pharmaceuticals	4.3%
Life Sciences Tools & Services	4.0%
Machinery	3.8%
Health Care Equipment & Supplies	3.1%
Health Care Providers & Services	2.9%
Consumer Staples Distribution & Retail	2.4%
Banks	1.9%
Specialty Retail	1.8%
Electrical Equipment	1.4%
Industrial REITs	1.3%
Real Estate Management & Development	1.1%
Distributors	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Other Industries (each less than 1%)	5.7%
Cash and Other Assets, Less Liabilities	0.2%
Total	100.0%

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.20%)
Argentina (0.93%)
Globant SA(a)	33,755	$5,898,011

Australia (0.89%)
Fiducian Group, Ltd.	215,640	896,593
Netwealth Group, Ltd.	229,868	2,340,739
PeopleIN, Ltd.	1,445,601	2,378,975
		5,616,307

Belgium (3.58%)
Melexis NV	89,020	9,582,252
Warehouses De Pauw CVA	178,074	5,262,924
X-Fab Silicon Foundries SE(a)(b)(c)	639,845	7,752,712
		22,597,888

Brazil (1.74%)
Hypera SA	378,400	3,454,513
Locaweb Servicos de Internet SA(b)(c)	2,004,700	3,158,343
Patria Investments, Ltd., Class A	287,046	4,368,840
		10,981,696

Britain (18.58%)
Abcam PLC, ADR(a)	78,952	1,850,635
B&M European Value Retail SA	2,536,756	18,009,695
CVS Group PLC	666,755	17,644,137
Diploma PLC	166,422	6,915,651
Endava PLC, ADR(a)	216,852	11,376,056
Ergomed PLC(a)	169,734	2,365,616
Foresight Group Holdings, Ltd.	833,342	5,133,458
FRP Advisory Group PLC	1,083,932	1,627,546
Halma PLC	110,444	3,169,271
Hotel Chocolat Group PLC(a)	539,983	810,796
Impax Asset Management Group PLC	977,626	6,887,959
JTC PLC(b)(c)	871,092	8,049,001
Marlowe PLC(a)	603,955	4,402,490
On the Beach Group PLC(a)(b)(c)	1,269,458	1,449,953
Pensionbee Group PLC(a)	952,590	892,430
Petershill Partners PLC(b)(c)	1,059,314	2,297,507
Premier Miton Group PLC	1,050,931	984,561
Softcat PLC	328,987	6,333,087
St. James's Place PLC	302,906	3,654,107
Volution Group PLC	2,602,618	13,413,732
		117,267,688

Canada (1.90%)
Aritzia, Inc.(a)	208,001	3,957,642
Gildan Activewear, Inc.	92,922	2,889,873
		Value
	Shares	(Note 2)
Canada (continued)
Richelieu Hardware, Ltd.	153,536	$5,125,435
		11,972,950

China (4.63%)
Adicon Holdings, Ltd.(a)	1,856,500	3,023,189
Guangzhou Kingmed Diagnostics Group Co., Ltd.	228,200	2,299,003
Hangzhou Robam Appliances Co., Ltd., Class A	1,160,377	4,737,790
Man Wah Holdings, Ltd.	4,669,500	4,023,521
Shanghai Hanbell Precise Machinery Co., Ltd.	854,500	3,087,164
Silergy Corp.	666,996	7,003,920
Suofeiya Home Collection Co., Ltd., Class A	620,100	1,664,186
TK Group Holdings, Ltd.	6,312,500	1,189,831
WuXi AppTec Co., Ltd., Class H(b)(c)	232,000	2,187,950
		29,216,554

Colombia (0.61%)
Parex Resources, Inc.	174,306	3,861,129

Finland (1.19%)
Musti Group Oyj	384,110	7,534,384

France (6.69%)
Alten SA	84,706	12,200,644
Antin Infrastructure Partners SA	141,072	2,532,937
Aubay	25,222	1,184,144
BioMerieux	31,849	3,416,370
Esker SA	13,831	2,297,816
Neurones	77,697	3,233,460
Thermador Groupe	60,570	5,367,721
Virbac SA	38,869	11,966,267
		42,199,359

Germany (4.69%)
Atoss Software AG	14,854	3,609,383
Dermapharm Holding SE	165,476	8,078,213
Friedrich Vorwerk Group SE	99,654	1,194,314
Mensch und Maschine Software SE	83,686	4,959,511
Nagarro SE(a)	25,475	2,414,453
Nexus AG	81,206	5,187,541
QIAGEN NV(a)	89,137	4,173,395
		29,616,810

Hong Kong (0.77%)
Techtronic Industries Co., Ltd.	429,200	4,845,691

India (5.67%)
Ajanta Pharma, Ltd.	234,905	4,847,256
Cera Sanitaryware, Ltd.	39,744	3,658,750
City Union Bank, Ltd.	1,660,450	2,689,061

		Value
	Shares	(Note 2)
India (continued)
Computer Age Management Services, Ltd.	99,521	$2,851,910
Gulf Oil Lubricants India, Ltd.	161,771	1,037,514
IndiaMart InterMesh, Ltd.(b)(c)	118,102	4,469,134
Kotak Mahindra Bank, Ltd.	115,766	2,613,114
Metropolis Healthcare, Ltd.(b)(c)	271,041	4,519,615
Motherson Sumi Wiring India, Ltd.	2,715,755	1,933,251
Polycab India, Ltd.	73,225	4,288,335
WNS Holdings, Ltd., ADR(a)	41,706	2,882,302
		35,790,242

Indonesia (2.11%)
Arwana Citramulia Tbk PT	48,815,300	2,735,340
Avia Avian Tbk PT	22,774,300	936,344
Bank Tabungan Pensiunan Nasional Syariah	17,877,500	2,525,138
Selamat Sempurna Tbk PT	31,741,200	4,209,708
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	2,930,646
		13,337,176

Ireland (2.60%)
ICON PLC, ADR(a)	18,574	4,669,689
Keywords Studios PLC	260,220	5,884,263
Uniphar PLC	1,850,749	5,850,361
		16,404,313

Israel (0.31%)
Wix.com, Ltd.(a)	20,519	1,935,352

Italy (2.75%)
Interpump Group SpA	124,272	6,760,834
Recordati Industria Chimica e Farmaceutica SpA	118,215	6,102,468
Sesa SpA	38,095	4,465,010
		17,328,312

Japan (13.35%)
AIT Corp.	178,600	2,337,562
BayCurrent Consulting, Inc.	165,700	5,343,771
Beenos, Inc.	112,700	1,540,005
Carenet, Inc.	479,100	3,145,393
Central Automotive Products, Ltd.	25,000	628,229
Charm Care Corp.	480,900	4,627,646
Comture Corp.	190,200	2,700,622
Create SD Holdings Co., Ltd.	115,500	2,849,647
CrowdWorks, Inc.(a)	411,800	3,736,926
eGuarantee, Inc.	184,100	2,726,593
Funai Soken Holdings, Inc.	152,500	2,824,570
gremz, Inc.	153,100	2,950,833
Kitz Corp.	317,600	2,359,703
M&A Capital Partners Co., Ltd.	216,400	4,435,542
MarkLines Co., Ltd.	270,000	5,027,449
MonotaRO Co., Ltd.	211,700	2,583,286
		Value
	Shares	(Note 2)
Japan (continued)
Prestige International, Inc.	729,700	$2,974,913
Seria Co., Ltd.	125,600	2,106,503
Strike Co., Ltd.	222,300	4,687,731
Sun*, Inc.(a)	449,300	3,502,433
Synchro Food Co., Ltd.(a)	613,400	3,117,339
System Information Co., Ltd.	423,300	2,180,992
Systena Corp.	1,290,400	2,467,148
Trancom Co., Ltd.	76,790	3,805,360
Tsuruha Holdings, Inc.	54,100	4,150,715
User Local, Inc.	110,100	1,708,015
Visional, Inc.(a)	17,200	944,238
YAKUODO Holdings Co., Ltd.	156,800	2,786,282
		84,249,446

Luxembourg (0.46%)
Sword Group	62,260	2,909,346

Mexico (3.41%)
Bolsa Mexicana de Valores SAB de CV	1,436,400	3,045,220
Corp Inmobiliaria Vesta SAB de CV, ADR	532,978	4,046,985
GMexico Transportes SAB de CV(b)(c)	1,220,800	2,916,214
Grupo Aeroportuario del Centro Norte SAB de CV	432,400	4,874,280
Grupo Financiero Banorte SAB de CV, Class O	366,300	3,473,342
Regional SAB de CV	406,100	3,148,639
		21,504,680

Netherlands (0.48%)
Redcare Pharmacy NV(a)(b)(c)	26,026	3,021,820

Norway (1.53%)
Bouvet ASA	326,244	2,005,417
Nordic Semiconductor ASA(a)	172,183	2,534,739
Self Storage Group ASA(a)	1,016,072	2,376,003
SmartCraft ASA(a)	1,335,830	2,741,502
		9,657,661

Philippines (1.66%)
Century Pacific Food, Inc.	3,704,800	1,753,751
Puregold Price Club, Inc.	6,141,500	3,242,667
Robinsons Land Corp.	11,279,400	3,080,401
Wilcon Depot, Inc.	5,738,600	2,387,383
		10,464,202

Poland (1.45%)
Dino Polska SA(a)(b)(c)	56,632	6,309,803
Inter Cars SA	17,820	2,847,178
		9,156,981

Singapore (0.89%)
Keppel DC REIT	1,208,200	1,989,816

		Value
	Shares	(Note 2)
Singapore (continued)
Riverstone Holdings, Ltd.	7,661,900	$3,601,194
		5,591,010

South Africa (0.41%)
Italtile, Ltd.	3,754,710	2,603,392

South Korea (1.90%)
Eo Technics Co., Ltd.	28,586	3,588,248
Hyundai Ezwel Co., Ltd.	317,703	1,664,972
LEENO Industrial, Inc.	38,262	5,060,976
Tokai Carbon Korea Co., Ltd.	21,661	1,684,074
		11,998,270

Sweden (4.78%)
AddTech AB, Class B	199,284	3,714,425
Beijer Alma AB	209,543	3,833,978
Byggfakta Group Nordic Holdco AB(a)	650,446	2,045,311
EQT AB	108,667	2,595,273
KNOW IT AB	292,109	4,129,220
Lifco AB	92,715	1,869,907
Lyko Group AB, Class A(a)(c)	60,677	875,016
Rvrc Holding AB	183,655	593,201
Sagax AB, Class B	117,372	2,608,044
Sdiptech AB, Class B(a)	179,498	4,955,362
SwedenCare AB	519,457	2,227,076
Teqnion AB	29,693	702,382
		30,149,195

Taiwan (3.54%)
M3 Technology, Inc.	559,000	2,419,105
Sinbon Electronics Co., Ltd.	373,000	3,993,906
Sporton International, Inc.	1,189,338	9,101,740
Voltronic Power Technology Corp.	47,850	2,664,551
Wistron Information Technology & Services Corp.	835,312	4,173,038
		22,352,340

United States (3.21%)
Bank of NT Butterfield & Son, Ltd.	91,729	2,947,253
Bizlink Holding, Inc.	470,264	4,526,592
Frontage Holdings Corp.(a)(b)(c)	12,426,000	3,680,527
Genpact, Ltd.	106,854	3,856,361
GQG Partners, Inc.	1,987,710	2,162,934
JFrog, Ltd.(a)	99,887	3,073,523
		20,247,190

Vietnam (1.49%)
FPT Corp.	934,432	3,376,776
		Value
	Shares	(Note 2)
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank(a)	4,151,773	$6,011,855
		9,388,631

TOTAL COMMON STOCKS
(Cost $524,812,650)		619,698,026

TOTAL INVESTMENTS (98.20%)
(Cost $524,812,650)		$619,698,026

Other Assets In Excess Of Liabilities (1.80%)		11,379,522

NET ASSETS (100.00%)		$631,077,548

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $49,812,579, representing 7.89% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of these securities was $50,687,595, representing 8.03% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2023) (Unaudited)
Technology	25.7%
Industrials	23.9%
Health Care	17.2%
Financials	15.8%
Consumer	14.5%
Energy & Materials	1.1%
Cash, Cash Equivalents, & Other Net Assets	1.8%
Total	100%

Industry Composition (July 31, 2023) (Unaudited)
IT Services	12.4%
Capital Markets	9.0%
Health Care Providers & Services	6.0%
Professional Services	6.0%
Semiconductors & Semiconductor Equipment	5.9%
Pharmaceuticals	5.8%
Trading Companies & Distributors	4.6%
Software	3.9%
Banks	3.7%
Consumer Staples Distribution & Retail	3.6%
Machinery	3.6%
Broadline Retail	3.3%
Building Products	3.1%
Specialty Retail	2.8%
Life Sciences Tools & Services	2.7%
Commercial Services & Supplies	2.2%
Electronic Equipment, Instruments & Components	2.2%
Electrical Equipment	1.8%
Household Durables	1.6%
Real Estate Management & Development	1.5%
Health Care Technology	1.3%
Interactive Media & Services	1.3%
Health Care Equipment & Supplies	1.1%
Automobile Components	1.0%
Air Freight & Logistics	1.0%
Other Industries (each less than 1%)	6.8%
Cash and Other Assets, Less Liabilities	1.8%
Total	100.0%

Grandeur Peak International Stalwarts Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.64%)
Argentina (3.39%)
Globant SA(a)	335,675	$58,652,493

Australia (1.38%)
Domino's Pizza Enterprises, Ltd.	460,781	15,196,772
Netwealth Group, Ltd.	853,806	8,694,282
		23,891,054

Belgium (3.62%)
Melexis NV	422,249	45,451,542
Warehouses De Pauw CVA	583,570	17,247,236
		62,698,778

Brazil (3.37%)
CI&T, Inc., Class A(a)	595,700	3,550,372
Hypera SA	2,103,785	19,206,005
Patria Investments, Ltd., Class A	1,155,126	17,581,018
Raia Drogasil SA	2,918,656	17,960,960
		58,298,355

Britain (17.68%)
Abcam PLC, ADR(a)	557,770	13,074,129
B&M European Value Retail SA	11,719,451	83,202,221
CVS Group PLC	1,321,086	34,959,502
Darktrace PLC(a)	2,683,850	12,743,991
Diploma PLC	728,158	30,258,539
Endava PLC, ADR(a)	734,651	38,539,791
Halma PLC	738,228	21,183,992
Impax Asset Management Group PLC	2,213,351	15,594,380
JTC PLC(b)(c)	1,877,367	17,347,111
Softcat PLC	724,263	13,942,256
St. James's Place PLC	2,105,939	25,404,995
		306,250,907

Canada (0.46%)
Aritzia, Inc.(a)	415,327	7,902,441

China (7.68%)
Angelalign Technology, Inc.(b)(c)	621,900	6,263,735
Guangzhou Kingmed Diagnostics Group Co., Ltd.	866,102	8,725,553
Hangzhou Robam Appliances Co., Ltd., Class A	1,652,019	6,745,152
Hangzhou Tigermed Consulting Co., Ltd., Class A	849,113	8,174,202
Man Wah Holdings, Ltd.	12,839,861	11,063,594
		Value
	Shares	(Note 2)
China (continued)
Shanghai Hanbell Precise Machinery Co., Ltd.	2,961,071	$10,697,849
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	266,900	11,054,311
Silergy Corp.	3,620,805	38,020,959
WuXi AppTec Co., Ltd., Class H(b)(c)	2,502,176	23,597,564
Wuxi Biologics Cayman, Inc.(a)(b)(c)	1,529,100	8,646,516
		132,989,435

Finland (0.33%)
Musti Group Oyj	287,787	5,644,992

France (5.65%)
Alten SA	277,838	40,018,448
Antin Infrastructure Partners SA	709,212	12,733,845
BioMerieux	215,611	23,128,102
Virbac SA	71,568	22,033,029
		97,913,424

Germany (4.20%)
AIXTRON SE	267,193	10,599,586
Atoss Software AG	50,178	12,192,785
Dermapharm Holding SE	401,037	19,577,837
Hensoldt AG	263,111	8,944,906
Nagarro SE(a)	82,275	7,797,807
QIAGEN NV(a)	292,232	13,682,302
		72,795,223

Hong Kong (3.44%)
Techtronic Industries Co., Ltd.	5,274,700	59,551,646

India (5.31%)
Ajanta Pharma, Ltd.	615,844	12,707,919
Avenue Supermarts, Ltd.(a)(b)(c)	193,495	8,828,682
Bajaj Finance, Ltd.	183,042	16,246,587
Computer Age Management Services, Ltd.	427,965	12,263,920
IndiaMart InterMesh, Ltd.(b)(c)	380,454	14,396,876
Kotak Mahindra Bank, Ltd.	418,049	9,436,361
Metropolis Healthcare, Ltd.(b)(c)	500,933	8,353,070
Motherson Sumi Wiring India, Ltd.	13,770,355	9,802,633
		92,036,048

Ireland (2.50%)
ICON PLC, ADR(a)	107,657	27,066,046
Keywords Studios PLC	721,138	16,306,839
		43,372,885

Israel (0.57%)
Nova, Ltd.(a)	79,190	9,814,809

		Value
	Shares	(Note 2)
Italy (2.75%)
Interpump Group SpA	336,067	$18,283,227
Recordati Industria Chimica e Farmaceutica SpA	362,022	18,688,216
Sesa SpA	91,470	10,720,948
		47,692,391

Japan (7.68%)
BayCurrent Consulting, Inc.	1,536,723	49,558,817
GMO Payment Gateway, Inc.	116,200	8,849,872
Lasertec Corp.	41,700	6,294,644
M&A Capital Partners Co., Ltd.	652,800	13,380,415
MonotaRO Co., Ltd.	2,160,614	26,365,065
Systena Corp.	7,497,700	14,335,040
Tsuruha Holdings, Inc.	158,900	12,191,287
Visional, Inc.(a)	35,800	1,965,332
		132,940,472

Mexico (4.54%)
Corp Inmobiliaria Vesta SAB de CV	4,733,600	17,161,950
Grupo Aeroportuario del Centro Norte SAB de CV	1,992,252	22,457,897
Grupo Financiero Banorte SAB de CV, Class O	1,047,400	9,931,692
Regional SAB de CV	2,344,300	18,176,200
Wal-Mart de Mexico SAB de CV	2,620,600	10,915,906
		78,643,645

Netherlands (0.60%)
ASM International NV	21,869	10,405,508

Norway (0.81%)
Nordic Semiconductor ASA(a)	956,659	14,083,159

Philippines (0.48%)
Wilcon Depot, Inc.	20,062,300	8,346,355

Poland (2.17%)
Dino Polska SA(a)(b)(c)	337,946	37,653,140

Singapore (0.68%)
Keppel DC REIT	7,166,937	11,803,416

South Korea (1.27%)
LEENO Industrial, Inc.	165,813	21,932,351

Sweden (6.81%)
AddTech AB, Class B	697,521	13,000,990
EQT AB	2,195,087	52,424,843
HMS Networks AB	125,392	5,065,044
Lifco AB	742,698	14,978,985
Nordnet AB publ	514,904	7,640,599
OX2 AB(a)	1,201,169	7,514,153
Sagax AB, Class B	519,907	11,552,501
		Value
	Shares	(Note 2)
Sweden (continued)
SwedenCare AB	1,359,064	$5,826,737
		118,003,852

Switzerland (0.41%)
VAT Group AG(b)(c)	16,694	7,084,972

Taiwan (3.33%)
Asia Vital Components Co., Ltd.(a)	1,288,000	13,197,015
ASPEED Technology, Inc.	195,145	14,406,199
Sinbon Electronics Co., Ltd.	1,327,000	14,208,884
Voltronic Power Technology Corp.	285,490	15,897,650
		57,709,748

United States (7.82%)
Ashtead Group PLC	382,101	28,255,104
Cloudflare, Inc., Class A(a)	198,176	13,628,563
JFrog, Ltd.(a)	980,861	30,181,093
Lululemon Athletica, Inc.(a)	82,705	31,306,324
Monolithic Power Systems, Inc.	57,144	31,971,497
		135,342,581

Vietnam (0.71%)
Vietnam Technological & Commercial Joint Stock Bank(a)	8,443,926	12,226,983

TOTAL COMMON STOCKS
(Cost $1,532,802,204)		1,725,681,063

TOTAL INVESTMENTS (99.64%)
(Cost $1,532,802,204)		$1,725,681,063

Other Assets In Excess Of Liabilities (0.36%)		6,233,454

NET ASSETS (100.00%)		$1,731,914,517

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $132,171,666, representing 7.63% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of these securities was $132,171,666, representing 7.63% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2023) (Unaudited)
Technology	30.5%
Industrials	19.6%
Financials	17.5%
Health Care	16.5%
Consumer	15.5%
Cash, Cash Equivalents, & Other Net Assets	0.4%
Total	100%

Industry Composition (July 31, 2023) (Unaudited)
Semiconductors & Semiconductor Equipment	11.8%
IT Services	11.1%
Capital Markets	9.8%
Trading Companies & Distributors	6.5%
Pharmaceuticals	5.6%
Machinery	5.4%
Consumer Staples Distribution & Retail	5.1%
Life Sciences Tools & Services	4.8%
Broadline Retail	4.8%
Software	3.9%
Professional Services	3.7%
Health Care Providers & Services	3.0%
Banks	2.9%
Electronic Equipment, Instruments & Components	2.6%
Health Care Equipment & Supplies	2.3%
Textiles, Apparel & Luxury Goods	1.8%
Real Estate Management & Development	1.7%
Transportation Infrastructure	1.3%
Specialty Retail	1.3%
Household Durables	1.0%
Industrial REITs	1.0%
Other Industries (each less than 1%)	8.2%
Cash and Other Assets, Less Liabilities	0.4%
Total	100.0%

Grandeur Peak US Stalwarts Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.33%)
Argentina (2.40%)
Globant SA(a)	17,098	$2,987,534

Britain (1.88%)
Endava PLC, ADR(a)	44,687	2,344,280

Canada (0.56%)
Aritzia, Inc.(a)	36,900	702,098

Germany (1.01%)
QIAGEN NV(a)	26,883	1,258,662

Hong Kong (3.33%)
Techtronic Industries Co., Ltd.	368,200	4,156,998

Ireland (2.28%)
ICON PLC, ADR(a)	11,292	2,838,922

Israel (0.76%)
Nova, Ltd.(a)	7,694	953,594

United States (86.11%)
Alexandria Real Estate Equities, Inc.	11,301	1,420,310
Align Technology, Inc.(a)	6,291	2,377,305
Ares Management Corp., Class A	22,413	2,223,818
Ashtead Group PLC	30,041	2,221,433
BILL Holdings, Inc.(a)	5,849	733,114
Bio-Techne Corp.	22,777	1,899,602
Cactus, Inc., Class A	28,611	1,452,867
Cloudflare, Inc., Class A(a)	28,164	1,936,838
Cross Creek Lucid LP/Partnership Interest(a)(b)	700,000	550,666
Crowdstrike Holdings, Inc., Class A(a)	16,885	2,729,628
Datadog, Inc., Class A(a)	12,233	1,427,836
Dexcom, Inc.(a)	9,126	1,136,735
Digital Realty Trust, Inc.	6,050	753,951
DigitalOcean Holdings, Inc.(a)	58,281	2,886,075
Doximity, Inc., Class A(a)	19,191	685,694
Elastic NV(a)	18,358	1,219,889
Etsy, Inc.(a)	20,239	2,057,294
Evercore, Inc., Class A	6,358	858,711
Fastenal Co.	17,875	1,047,654
Five Below, Inc.(a)	9,286	1,934,645
Floor & Decor Holdings, Inc., Class A(a)	7,195	826,346
Frontage Holdings Corp.(a)(c)(d)	3,314,900	981,859
Global Industrial Co.	101,515	2,893,177
GQG Partners, Inc.	519,500	565,296
HealthEquity, Inc.(a)	12,892	875,882
Houlihan Lokey, Inc.	16,346	1,632,148
		Value
	Shares	(Note 2)
United States (continued)
HubSpot, Inc.(a)	3,647	$2,117,265
IDEXX Laboratories, Inc.(a)	3,587	1,989,817
JFrog, Ltd.(a)	56,541	1,739,767
Littelfuse, Inc.	18,400	5,604,640
Lululemon Athletica, Inc.(a)	5,085	1,924,825
MarketAxess Holdings, Inc.	5,446	1,466,172
Marvell Technology, Inc.	24,656	1,605,845
MaxCyte, Inc.(a)	150,765	673,920
Medpace Holdings, Inc.(a)	8,202	2,076,500
Microchip Technology, Inc.	14,307	1,344,000
Moelis & Co., Class A	31,313	1,529,014
Monolithic Power Systems, Inc.	5,362	2,999,985
MSCI, Inc.	2,042	1,119,179
Neogen Corp.(a)	46,873	1,086,985
NV5 Global, Inc.(a)	14,320	1,568,756
Ollie's Bargain Outlet Holdings, Inc.(a)	41,920	3,055,130
P10, Inc., Class A	126,439	1,498,302
PagerDuty, Inc.(a)	46,356	1,201,548
Paycom Software, Inc.	8,560	3,156,586
Paylocity Holding Corp.(a)	3,966	899,687
Perella Weinberg Partners	74,890	739,913
PJT Partners, Inc., Class A	67,721	5,370,953
Planet Fitness, Inc., Class A	13,863	936,307
Pool Corp.	6,411	2,466,568
Power Integrations, Inc.	5,433	527,762
Qualys, Inc.(a)	19,292	2,677,729
Rexford Industrial Realty, Inc.	31,889	1,756,765
Shoals Technologies Group, Inc., Class A(a)	84,588	2,195,904
Silicon Laboratories, Inc.(a)	17,105	2,551,040
SiTime Corp.(a)	5,777	745,291
Terreno Realty Corp.	19,263	1,143,066
Texas Roadhouse, Inc.	7,096	791,559
TPG, Inc.	19,713	580,154
Tradeweb Markets, Inc.	32,064	2,622,515
United Rentals, Inc.	2,092	972,111
WW Grainger, Inc.	3,122	2,305,565
Zscaler, Inc.(a)	6,563	1,052,574
		107,422,472

TOTAL COMMON STOCKS
(Cost $106,372,553)		122,664,560

PREFERRED STOCKS (0.50%)
United States (0.50%)
Gusto Inc Series E Preferred(a)(b)	20,595	626,088

TOTAL PREFERRED STOCKS
(Cost $625,992)		626,088

Value
Shares	(Note 2)
United States (continued)
TOTAL INVESTMENTS (98.83%)
(Cost $106,998,545)	$123,290,648

Other Assets In Excess Of Liabilities (1.17%)	1,463,924

NET ASSETS (100.00%)	$124,754,572

(a)	Non-Income Producing Security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023, these securities had a total aggregate market value of $981,859, representing 0.79% of net assets.
(d)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of these securities was $981,859, representing 0.79% of net assets.

Sector Composition (July 31, 2023) (Unaudited)
Technology	33.6%
Financials	20.7%
Industrials	17.2%
Health Care	14.3%
Consumer	11.8%
Energy & Materials	1.2%
Cash, Cash Equivalents, & Other Net Assets	1.2%
Total	100%
Industry Composition (July 31, 2023) (Unaudited)
Capital Markets	16.6%
Software	12.4%
Semiconductors & Semiconductor Equipment	8.6%
IT Services	8.1%
Life Sciences Tools & Services	7.8%
Trading Companies & Distributors	7.6%
Health Care Equipment & Supplies	5.3%
Professional Services	4.5%
Electronic Equipment, Instruments & Components	4.5%
Broadline Retail	4.1%
Machinery	3.3%
Specialty Retail	2.8%
Industrial REITs	2.4%
Distributors	2.0%
Electrical Equipment	1.8%
Textiles, Apparel & Luxury Goods	1.5%
Hotels, Restaurants & Leisure	1.4%
Energy Equipment & Services	1.2%
Office REITs	1.1%
Other Industries (each less than 1%)	1.8%
Cash and Other Assets, Less Liabilities	1.2%
Total	100.0%

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund and Grandeur Peak US Stalwarts Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Grandeur Peak Global Advisers, LLC (the “Adviser”), as the Funds' Valuation Designee, and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2023 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2023:

Grandeur Peak Emerging Markets Opportunities Fund	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities at Value
Common Stocks*	451,144,364	–	–	451,144,364
Total	$451,144,364	$–	$–	$451,144,364

Grandeur Peak Global Contrarian Fund	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities at Value
Common Stocks*	127,350,477	–	–	127,350,477
Total	$127,350,477	$–	$–	$127,350,477

Grandeur Peak Global Explorer Fund	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities at Value
Common Stocks*	12,743,841	–	–	12,743,841
Total	$12,743,841	$–	$–	$12,743,841

Grandeur Peak Global Micro Cap Fund	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities at Value
Common Stocks*	46,186,053	–	–	46,186,053
Total	$46,186,053	$–	$–	$46,186,053

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2023 (Unaudited)

Grandeur Peak Global Opportunities Fund	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities at Value
Common Stocks*	668,860,681	–	–	668,860,681
Preferred Stocks*	–	–	1,923,136	1,923,136
Total	$668,860,681	$–	$1,923,136	$670,783,817

Grandeur Peak Global Reach Fund	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities at Value
Common Stocks
United States	$69,794,581	$–	$786,666	$70,581,247
Other*	179,302,259	–	–	179,302,259
Preferred Stocks*	–	–	1,892,203	1,892,203
Total	$249,096,840	$–	$2,678,869	$251,775,709

Grandeur Peak Global Stalwarts Fund	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities at Value
Common Stocks
United States	$76,269,675	$–	$1,022,666	$77,292,341
Other*	117,627,256	–	–	117,627,256
Preferred Stocks*	–	–	1,626,979	1,626,979
Total	$193,896,931	$–	$2,649,645	$196,546,576

Grandeur Peak International Opportunities Fund	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities at Value
Common Stocks*	619,698,026	–	–	619,698,026
Total	$619,698,026	$–	$–	$619,698,026

Grandeur Peak International Stalwarts Fund	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities at Value
Common Stocks*	1,725,681,063	–	–	1,725,681,063
Total	$1,725,681,063	$–	$–	$1,725,681,063

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2023 (Unaudited)

Grandeur Peak US Stalwarts Fund	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities at Value
Common Stocks
United States	$106,871,806	$–	$550,666	$107,422,472
Other*	15,242,088	–	–	15,242,088
Preferred Stocks*	–	–	626,088	626,088
Total	$122,113,894	$–	$1,176,754	$123,290,648

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Global Opportunities Fund	Preferred Stocks	Total
Balance as of January 31, 2023	$1,923,136	$1,923,136
Accrued discount/ premium	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	–	–
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of July 31, 2023	$1,923,136	$1,923,136

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2023	$–	$–

Grandeur Peak Global Reach Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2023	$786,666	$1,892,203	$2,678,869
Accrued discount/ premium	–	–	–
Realized Gain/(Loss)	–	–	–
Change in Unrealized Appreciation/(Depreciation)	–	–	–
Purchases	–	–	–
Sales Proceeds	–	–	–
Transfer into Level 3	–	–	–
Transfer out of Level 3	–	–	–
Balance as of July 31, 2023	$786,666	$1,892,203	$2,678,869
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2023	$–	$–	$–

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2023 (Unaudited)

Grandeur Peak Global Stalwarts Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2023	$1,022,666	$1,626,979	$2,649,645
Accrued discount/ premium	–	–	–
Realized Gain/(Loss)	–	–	–
Change in Unrealized Appreciation/(Depreciation)	–	–	–
Purchases	–	–	–
Sales Proceeds	–	–	–
Transfer into Level 3	–	–	–
Transfer out of Level 3	–	–	–
Balance as of July 31, 2023	$1,022,666	$1,626,979	$2,649,645
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2023	$–	$–	$–

Grandeur Peak US Stalwarts Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2023	$550,666	$626,088	$1,176,754
Accrued discount/ premium	–	–	–
Realized Gain/(Loss)	–	–	–
Change in Unrealized Appreciation/(Depreciation)	–	–	–
Purchases	–	–	–
Sales Proceeds	–	–	–
Transfer into Level 3	–	–	–
Transfer out of Level 3	–	–	–
Balance as of July 31, 2023	$550,666	$626,088	$1,176,754
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2023	$–	$–	$–

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Short Sales: The Funds may make short sales of securities consistent with their strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2023 (Unaudited)

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.